 As filed electronically with the Securities and Exchange Commission on May 17,
                                      2007.

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Registration No. 033-00507
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 69
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           1940 Act File No. 811-04419

                                Amendment No. 70

                        (Check appropriate box or boxes.)

                         AEGON/Transamerica Series Trust
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716 (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

  Dennis P. Gallagher, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[X]  75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (1) of Rule 485.

[ ]  On (Date) pursuant to paragraph (a) (2) of Rule 485.

[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]  On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the Registration Statement of AEGON/Transamerica Series Trust relates only to Transamerica Strategic Selection Fund. The prospectus and statement of additional information for the other series of AEGON/Transamerica Series Trust, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

                                   PROSPECTUS

                         AEGON/TRANSAMERICA SERIES TRUST

                                 AUGUST 1, 2007

                      TRANSAMERICA STRATEGIC SELECTION FUND

 As with all fund prospectuses, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus.
           Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

_______________________________________ AEGON/TRANSAMERICA SERIES TRUST

                                        II INVESTOR INFORMATION
                                           PORTFOLIO DESCRIPTION
                 TSSF-1                    TRANSAMERICA STRATEGIC SELECTION FUND

_______________________________________ ADDITIONAL INFORMATION

                                        1  MANAGEMENT
                                        2  OTHER INFORMATION

_______________________________________ FOR MORE INFORMATION

               APPENDIX A                  EXPLANATION OF STRATEGIES AND RISKS
                                           BACK COVER

INVESTOR INFORMATION

OVERVIEW

AEGON/Transamerica Series Trust (Trust or ATST), formerly known as AEGON/Transamerica Series Fund, Inc., currently offers several separate series or investment portfolios. This prospectus describes Transamerica Strategic Selection Fund only, a portfolio that is available under the policy or annuity contract that you have chosen. The Trust is an open-end management investment company, more commonly known as a mutual fund.

Shares of the portfolio are currently intended to be sold to separate accounts of Western Reserve Life Assurance Co. of Ohio to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts. Shares of this portfolio may be made available to other insurance companies and their separate accounts in the future.

INVESTMENT CONSIDERATIONS

- The portfolio has its own investment strategy and risk profile. Generally, the higher the expected rate of return, the greater the risk of loss.

- No single portfolio should be a complete investment program; consider diversifying your portfolio choices.

- You should evaluate the portfolio in relation to your personal financial situation, investment goals, and comfort with risk. Your investment representative can help you determine if the portfolio is right for you.

RISKS

- There can be no assurance that the portfolio will achieve its investment goal or objective.

- Because you could lose money by investing in the portfolio, take the time to read the description and consider all risks before investing.

- All securities markets, interest rates, and currency valuations move up and down, sometimes dramatically, and mixed with the good years can be some bad years. Since no one can predict exactly how financial markets will perform, you may want to exercise patience and focus not on short-term market movements, but on your LONG-TERM investment goals.

- Portfolio shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Portfolio shares involve investment risks, including the possible loss of principal.

-    Past performance does not necessarily indicate future results.

- To the extent authorized by law, ATST and the portfolio reserve the right to discontinue offering shares at any time, to merge a class of shares or to cease operations entirely.

More detailed information about the portfolio, its investment policies, and its particular risks can be found in the portfolio's Statement of Additional Information.

TO HELP YOU UNDERSTAND

In this prospectus, you'll see symbols like the ones below. These are "icons," which serve as tools to direct you to the type of information that is included in the accompanying paragraphs. The icons are for your convenience and to assist you as you read this prospectus.

(TARGET ICON)        The target directs you to the portfolio's goal or
                     objective.

(CHESS PIECE ICON)   The chess piece indicates discussion about the portfolio's strategies.

(CHECKLIST ICON)     What are the underlying portfolios in which the portfolio
                     may invest: See the list of all underlying portfolios.

(STOPLIGHT ICON)     The stoplight indicates the risks of investing in the
                     portfolio.

(GRAPH ICON)         The graph indicates investment performance.

(QUESTION MARK       The question mark provides information on the total
ICON)                annualized weighted average expense ratios of the
                     portfolio.

(BRIEFCASE ICON)     The briefcase provides information about portfolio
                     management.

(DOLLAR SIGN ICON)   The money sign provides financial information about the
                     portfolio.

PLEASE NOTE: THE NAMES, INVESTMENT OBJECTIVES, AND POLICIES OF THE PORTFOLIO OR CERTAIN UNDERLYING PORTFOLIOS MAY BE SIMILAR TO THE NAMES, INVESTMENT OBJECTIVES AND POLICIES OF OTHER PORTFOLIOS/FUNDS THAT ARE MANAGED BY THE SAME SUB-ADVISER. THE INVESTMENT RESULTS OF THE PORTFOLIO OR THE UNDERLYING PORTFOLIOS MAY BE HIGHER OR LOWER THAN THE RESULTS OF THOSE PORTFOLIOS/FUNDS. THERE IS NO ASSURANCE, AND NO REPRESENTATION MADE, THAT THE INVESTMENT RESULTS OF ANY OF THE PORTFOLIOS WILL BE COMPARABLE TO ANY OTHER PORTFOLIO/FUND.

TRANSAMERICA STRATEGIC SELECTION FUND

OBJECTIVE

The portfolio seeks capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio seeks to achieve its investment objective by allocating assets in a diversified combination of underlying ATST portfolios ("underlying portfolios") sub-advised by Transamerica Investment Management, LLC (TIM).

TIM, which also serves as the portfolio's investment sub-adviser, determines the portfolio's asset allocations and periodic changes thereto, and other portfolio investments.

In seeking to achieve its investment objective, the portfolio follows the following investment strategies:

- Under normal market conditions, it expects to adjust its investments in the underlying portfolios to achieve a mix over time of approximately 58% of assets in equity, 35% of assets in fixed income, and 7% of assets in convertible securities. These percentages may vary at different times. TIM believes that this mix will allow for potential market appreciation.

- TIM determines how the portfolio allocates and reallocates its assets among the underlying portfolios based on investment guidelines related to the variable life product in which the portfolio is available. While these guidelines may change, the current guidelines allocate a maximum of 35% of the portfolio's assets to the following underlying portfolios: Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Small/Mid Cap Value, and Transamerica Value Balanced. The remaining assets are invested in any combination of the following underlying portfolios: Transamerica Balanced, Transamerica Money Market, and Transamerica U.S. Government Securities.

- The portfolio may periodically and gradually adjust its allocations to favor investments in those underlying portfolios that are expected to provide the most favorable outlook for achieving its investment objective.

- The portfolio may also hold cash and invest directly in government securities, short-term commercial paper, and other investments.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time.

As a consequence of its investment strategies and policies, the portfolio may be a significant shareholder in certain underlying portfolios.

LIST OF UNDERLYING PORTFOLIOS

This section describes the underlying portfolios in which the portfolio may invest and summarizes their respective investment objectives and principal investment strategies and risks. The list of underlying portfolios may change from time to time, and so may the investment objectives, strategies and risks of each underlying portfolio. Further information about an underlying portfolio is contained in that underlying portfolio's prospectus, available online at www.transamericaseriestrust.com.

- Transamerica Balanced seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds and cash or cash equivalents. The portfolio generally invests 60% to 70% of its total assets in common stocks with the remaining 30% to 40% in high quality bonds with maturities of less than 30 years. The principal risks of investing in this underlying portfolio are: stock risk; fixed-income securities risk; small- or medium-sized companies risk; and market risk.

- Transamerica Convertible Securities seeks maximum total return through a combination of current income and capital appreciation by normally investing at least 80% of its assets in convertible securities, which invest across the credit spectrum and perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. The principal risks of investing in this underlying portfolio are: convertible securities risk; stock risk; fixed-income securities risk; foreign securities risk; derivatives risk; and market risk.

- Transamerica Equity seeks to maximize long-term growth by generally investing at least 80% of the portfolio's assets in a diversified portfolio of domestic common stocks. The sub-adviser buys securities of companies it believes to have the defining feature of premier growth companies that are undervalued in the stock market. The principal risks of investing in this underlying portfolio are: stock risk; growth stocks risk; value risk; and market risk.

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TRANSAMERICA STRATEGIC SELECTION FUND

- Transamerica Growth Opportunities seeks to maximize long-term growth by generally investing at least 65% of the portfolio's assets in a diversified portfolio of equity securities of companies with small- and medium-sized market capitalization or annual revenues of no more than $10 billion at the time of purchase. The principal risks of investing in this underlying portfolio are: stock risk; growth stocks risk; preferred stocks risk; convertible securities risk; small- or medium-sized companies risk; warrants and rights risk; fixed-income securities risk; and market risk.

- Transamerica Money Market seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity by investing substantially all of the portfolio's assets in accordance with Rule 2a-7 under the Investment Company Act in U.S. dollar-denominated instruments. The principal risks of investing in this underlying portfolio are: interest rates risk; default risk; foreign securities risk; and market risk.

- Transamerica Small/Mid Cap Value seeks to maximize total return by investing at least 80% of its assets in small- and mid-cap equity securities of domestic companies whose market capitalization falls within the range of $100 million to $8 billion. The principal risks of investing in this underlying portfolio are: stock risk; value risk; small- or medium-sized companies risk; foreign securities risk; emerging markets risk; and market risk.

- Transamerica U.S. Government Securities seeks to provide as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 80% of its assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities. The principal risks of investing in this underlying portfolio are: interest rates risk; mortgage-related securities risk; fixed-income securities risk; credit risk; high-yield debt securities risk; foreign securities risk; derivatives risk; futures and options risk; currency risk; and market risk.

- Transamerica Value Balanced seeks preservation of capital and competitive investment returns by investing principally in income-producing common and preferred stocks; debt obligations of U.S. issuers, some of which will be convertible into common stocks; U.S. Treasury bonds, notes and bills; money market instruments; and covered call options and put options. The principal risks of investing in this underlying portfolio are: stock risk; preferred stocks risk; convertible securities risk; value risk; fixed-income securities risk; options risk; and market risk.

Under adverse or unstable market conditions, the underlying portfolios can invest some or all of their assets in cash, repurchase agreements and money market instruments. Although the underlying portfolios will do this only in seeking to avoid losses, the underlying portfolios may be unable to pursue their investment objectives during that time, and it could reduce the benefit from any upswing in the market. These defensive positions, in turn, would affect the portfolio.

PRIMARY RISKS

The portfolio is subject to the following primary investment risks, which derive from the risks of the underlying portfolios in which it invests (each underlying portfolio is not necessarily subject to each risk listed below - see the risks of each underlying portfolio in the summary description of that underlying portfolio above and its prospectus available on ATST's website.

UNDERLYING PORTFOLIOS

Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The portfolio is indirectly subject to all of the risks associated with an investment in the underlying portfolios, as listed below. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests, and it is subject to business and regulatory developments affecting the underlying portfolios.

ASSET ALLOCATION

The portfolio's investment sub-adviser, TIM, allocates the portfolio's assets among various underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio's return and/or avoiding investment losses.

STOCKS

While stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. This risk may be particularly acute with respect to investments in

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TRANSAMERICA STRATEGIC SELECTION FUND

small- and medium-sized companies, as well as investments in growth stocks.

FIXED-INCOME SECURITIES

Investments in fixed-income securities may subject the portfolio and the underlying portfolios to interest rate risk, as the value of fixed-income securities generally change in value inversely with changes in interest rates. This risk is most acute with respect to fixed-income securities with longer durations. In addition, investments in fixed-income securities may expose the underlying portfolios to credit risk, which is the risk that an issuer of a fixed-income security will default or not be able to meet its financial obligations.

VALUE

The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

GROWTH STOCKS

Growth stocks can be volatile and subject to greater price swings than the broader market.

FOREIGN SECURITIES

Investments in securities issued by foreign companies or governments may subject the underlying portfolios to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include, without limitation, exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and reporting standards.

EMERGING MARKETS

Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than those in developed countries, and their political systems are less stable.

SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities.

PREFERRED STOCKS

Preferred stocks may include the obligation to pay a stated dividend. Their price could depend more on the size of the dividend than on the company's performance. Changes in interest rates can also affect their price.

DERIVATIVES

The use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk. Certain derivatives may be illiquid. Some derivatives may involve the risk of improper valuation, or the risk that the value of the instrument may not correlate well with the underlying asset, rate or index. As a result of inaccurate market predictions by TIM, the underlying portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested.

HIGH-YIELD DEBT SECURITIES

High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. An underlying portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a portfolio that invests only in higher quality debt securities. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities.

CURRENCY

When an underlying portfolio invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.

CREDIT

An underlying portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

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TRANSAMERICA STRATEGIC SELECTION FUND

INTEREST RATE

The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall.

DEFAULT

An underlying portfolio is also subject to the risk that the issuer of a security in which it invests may fail to pay the principal or interest payments when due.

WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

CONVERTIBLE SECURITIES

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

MORTGAGE-RELATED SECURITIES

An underlying portfolio's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the underlying portfolio to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities.

FUTURES AND OPTIONS

Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

     -    Inaccurate market predictions

     -    Imperfect correlation

     -    Illiquidity

MARKET

The value of securities owned by an underlying portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

YOU MAY LOSE MONEY IF YOU INVEST IN THIS PORTFOLIO.

These and other risks of the portfolio and the underlying portfolios are also described in the section entitled "Explanation of Strategies and Risks," in Appendix A of this prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

A detailed description of the portfolio's policies and procedures with respect to the disclosure of its portfolio securities is available in the Statement of Additional Information (SAI). The portfolio publishes its top ten holdings on its website at www.transamericaseriestrust.com within two weeks after the end of each month. In addition, the portfolio publishes all holdings on its website approximately 30 days after the end of each calendar quarter. Such information will generally remain online for six months, or as otherwise consistent with applicable regulations.

INVESTOR PROFILE

This portfolio may be appropriate for the investor who seeks capital appreciation and can tolerate some market volatility.

PAST PERFORMANCE

No performance is shown for the portfolio as it had not commenced operations prior to the date of this prospectus. Performance information for the portfolio will appear in a future version of this prospectus once the portfolio has a full calendar year of performance information to report to investors.

EXPENSES

When you use this portfolio to fund your policy or annuity contract, you will pay certain fees and expenses in connection with the portfolio. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any charges or deductions which are, or may be, imposed under the policy or annuity contracts.

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TRANSAMERICA STRATEGIC SELECTION FUND

FEE TABLE

ANNUAL PORTFOLIO  OPERATING  EXPENSES(a)
(expenses that are deducted from           INITIAL
portfolio assets)                           CLASS
----------------------------------------   -------
% of average daily net assets
Management fees                             0.00%
Rule 12b-1 fees                             0.00%
Other expenses                              0.10%
Acquired  Fund Fees and  Expenses  (fees
and expenses of underlying portfolios)      0.82%
                                            ----
TOTAL                                       0.92%
                                            ====
EXPENSE REDUCTION(b)                        0.00%
                                            ----
NET OPERATING EXPENSES                      0.92%
                                            ----

(a)  Annual portfolio operating expenses are based on estimates.

(b) Contractual arrangements with Transamerica Fund Advisors, Inc. (TFAI), through April 30, 2008 to waive fees and/or reimburse expenses to the extent such expenses exceed 0.10%, excluding certain extraordinary expenses and acquired (i.e. underlying portfolios) funds' fees and expenses. TFAI is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized portfolio operating expenses are less than 0.10% of average daily net assets, excluding certain extraordinary expenses and acquired (i.e. underlying portfolios) funds' fees and expenses.

EXAMPLE

This example shows what an investor could pay in expenses over time. The purpose of this example is to assist an investor in comparing the cost of investing in this portfolio with the cost of investing in other portfolios. It uses the same hypothetical conditions that other portfolios use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period of kept them. Because actual returns and expenses will be different, the example is for comparison only.

The example does not reflect any fees or charges which are, or may be, imposed under the policies or the annuity contracts.

 SHARE CLASS    1 YEAR   3 YEARS
 -----------    ------   -------
Initial Class     $94      $293

MANAGEMENT

INVESTMENT ADVISER:

   Transamerica Fund Advisors, Inc. (TFAI)
   570 Carillon Parkway
   St. Petersburg, FL 33716-1202

ADVISORY FEE:

TFAI receives no compensation as investment adviser to this portfolio.

SUB-ADVISER:

   Transamerica Investment Management, LLC
   11111 Santa Monica Blvd., Suite 820
   Los Angeles, CA  90025

SUB-ADVISORY FEE:

The sub-adviser receives no compensation as investment sub-adviser to this portfolio.

A discussion regarding the basis of the Trust's Board of Trustees' approval of the portfolio's advisory arrangements will be available in the Trust's annual report for the fiscal period ended December 31, 2007.

PORTFOLIO MANAGERS:

GARY U. ROLLE`, CFA, is Principal, Managing Director and Chief Investment Officer at TIM. He joined TIM's predecessor in 1967. He also manages sub-advised funds and institutional separate accounts in the large growth equity discipline. From 1980 to 1982, he served as the Chief Investment Officer for SunAmerica then returned to TIM as Chief Investment Officer. Mr. Rolle` holds a B.S. in chemistry and economics from the University of California at Riverside.

HEIDI Y. HU, CFA, is Principal, Managing Director and Portfolio Manager at TIM. She also manages sub-advised funds and institutional separate accounts in the balanced and fixed-income disciplines. Prior to joining TIM in 1998, Ms. Hu was portfolio manager for Arco Investment Management Company. She holds an M.B.A. from the University of Chicago and received her B.A. in economics from Lewis & Clark College.

MICHELLE E. STEVENS, CFA, is Principal, Managing Director and Portfolio Manager at TIM. She also manages sub-advised funds and institutional separate accounts in the small and small/mid value equity disciplines. Prior to joining TIM in 2001, Ms. Stevens served as vice president and director of small, mid, and flex cap

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TRANSAMERICA STRATEGIC SELECTION FUND

investing for Dean Investment Associates. She holds an M.B.A. from the University of Cincinnati and received her B.A. in economics from Wittenberg University.

TIM, through its parent company, has provided investment advisory services to various clients since 1967.

The SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of securities in the portfolio.

FINANCIAL HIGHLIGHTS

Financial Highlights for the portfolio are not included in this prospectus because the portfolio had not commenced operations prior to the date of this prospectus.

ADDITIONAL INFORMATION

REGULATORY PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual fund companies and their investment advisers. As part of an ongoing investigation regarding potential market timing, recordkeeping and trading compliance issues and matters affecting Transamerica Fund Advisors, Inc. (TFAI), the investment adviser for ATST and certain affiliates and former employees of TFAI, the U.S. Securities and Exchange Commission (SEC) staff has indicated that it is likely to take some action against TFAI and certain of its affiliates at the conclusion of the investigation. The potential timing and the scope of any such action is difficult to predict. Although the impact of any action brought against TFAI and/or its affiliates is difficult to assess at the present time, the portfolio currently believes that the likelihood that it will have a material adverse impact on it is remote. It is important to note that the portfolio is not aware of any allegation of wrongdoing against it and its board at the time this prospectus is printed. Although it is not anticipated that these developments will have an adverse impact on the portfolio, there can be no assurance at this time. TFAI and its affiliates are actively working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. TFAI will take such actions that it deems necessary or appropriate to continue providing management services to the portfolio and to bring all matters to an appropriate conclusion.

TFAI and/or its affiliates, and not the portfolio, will bear the costs regarding these regulatory matters.

MANAGEMENT

The Board of Trustees is responsible for managing the business affairs of the Trust. It oversees the operation of the Trust by its officers. It also reviews the management of the portfolio's assets by TFAI and the investment sub-adviser. Information about the Trustees and executive officers is contained in the SAI.

TFAI, located at 570 Carillon Parkway, St. Petersburg, FL 33716, has served as investment adviser since 1997. TFAI hires investment sub-advisers to furnish investment advice and recommendations, and has entered into a sub-advisory agreement with the portfolio's sub-adviser. TFAI also monitors the sub-adviser's buying and selling of portfolio securities and administration of the portfolio. Currently, TFAI will not receive compensation for its services as investment adviser.

TFAI is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (Western Reserve) and AUSA Holding Company (23%) (AUSA), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. (AEGON
USA), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly owned indirect subsidiary of AEGON NV, a Netherlands corporation and a publicly traded international insurance group.

TFAI and/or its affiliates may pay, out of its own resources and not out of fund assets, for distribution and/or administrative services provided by broker-dealers and other financial intermediaries. See the section titled "Other Distribution Arrangements" in this prospectus.

The Trust has received an Order from the SEC (Release IC- 23379 dated August 5,
1998) that permits the Trust and its investment adviser, TFAI, subject to certain conditions, and without the approval of shareholders to:

(1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)  materially change the terms of any sub-advisory agreement; and

(3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser.

In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.

EXPENSE REIMBURSEMENT

TFAI has entered into an expense limitation agreement with the Trust on behalf of the portfolio, pursuant to which TFAI has agreed to reimburse the portfolio for certain operating expenses so that the total annual operating

ADDITIONAL INFORMATION

expenses of the portfolio do not exceed the total operating expenses specified for the portfolio (expense cap) in the portfolio's then-current SAI. The Trust, on behalf of the portfolio, will at a later date, reimburse TFAI for operating expenses previously paid on behalf of the portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. Additional information is available in the SAI which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

In the discussions of the portfolio, you found descriptions of the principal strategies and risks associated with it. For a more detailed explanation of those strategies and risks, and those of the other types of investments in which it may invest, see the SAI.

An underlying portfolio that has a policy of investing, under normal circumstances, at least 80% of its assets in the particular type of securities implied by its name will provide its shareholders with at least 60 days' prior notice before making changes to such a policy.

OTHER INFORMATION

PURCHASE AND REDEMPTION OF SHARES

As described earlier in this prospectus, shares of the portfolio are currently intended to be sold to separate accounts of Western Reserve Life Assurance Co. of Ohio. Shares of the portfolio may be made available to foreign insurers, domestic insurance companies, and their separate accounts in the future. The Trust currently does not foresee any disadvantages to investors if a portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a portfolio serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and a participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a portfolio might be required to redeem the investment of one or more of its separate accounts from the portfolio, which might force the portfolio to sell securities at disadvantageous prices.

Shares are sold and redeemed at their net asset value (NAV) without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.) Shares of the portfolio are purchased or redeemed at the NAV per share next determined after receipt and acceptance by the Trust's distributor (or other agent) of a purchase order or receipt of a redemption request. The portfolio reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares (in whole or in part), to discontinue offering shares at any time, to merge a class of shares, to reorganize, or to cease investment operations entirely.

VALUATION OF SHARES

The NAV of the portfolio and shares of the underlying portfolios in which the portfolio invests is determined on each day the New York Stock Exchange (NYSE) is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

Foreign securities held by the underlying portfolios may trade in their primary markets on weekends or other days when the underlying portfolios do not price their shares (therefore, the NAV of an underlying portfolio holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolio).

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business on the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined at the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV at the close of the NYSE the next day the NYSE is open.

Orders for shares of the portfolio and corresponding orders for shares of the underlying portfolios in which the portfolio invests are priced on the same day when orders for shares of the portfolio are received. Consequently, receipt in good order and acceptance of a purchase request or receipt in

ADDITIONAL INFORMATION

good order of a redemption request for shares of the portfolio before the close of business on the NYSE is deemed to constitute receipt of a proportional order for the corresponding underlying portfolios on the same day, so that both orders generally will receive that day's NAV.

HOW NAV IS CALCULATED

The NAV of the portfolio and each underlying portfolio is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the portfolio or the underlying portfolio, respectively, that are then outstanding.

In general, securities and other investments held by an underlying portfolio are valued at market value when market quotations are readily available. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (NOCP). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end investment companies are generally valued at the net asset value per share reported by that investment company.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with portfolio's valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that an underlying portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the underlying portfolio determines its NAV.

DIVIDENDS AND DISTRIBUTIONS

The portfolio intends to distribute substantially all of its net investment income, if any, annually. Capital gains distributions are typically declared and reinvested annually. Dividends and distributions are paid in additional shares on the business day following the ex-date. Distributions of short-term capital gains are included as distributions of net investment income.

TAXES

The portfolio will qualify in its initial year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (Code). As qualified, a portfolio is not subject to federal income tax on that part of its taxable income that it distributes. Taxable income consists generally of net investment income, and any capital gains. It is the portfolio's intention to distribute all such income and gains.

ADDITIONAL INFORMATION

Shares of the portfolio are offered only to the separate accounts of Western Reserve and its affiliates, and to certain underlying ATST portfolios managed by TIM as described above. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. The portfolio intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for variable annuity and variable life insurance contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a portfolio to the insurance company's separate accounts. If a portfolio fails to meet the diversification requirement under Section 817(h) of the Code, income earned with respect to these contracts could become currently taxable to the owners of the variable annuity and variable life insurance contracts and income for prior periods with respect to these contracts could also be taxable.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors. For a discussion of the taxation of separate accounts and variable annuity and life insurance contracts, see "Federal Income Tax Considerations" included in the respective prospectuses for the policies and contracts.

DISTRIBUTION AND SERVICE ARRANGEMENTS

The insurance companies that select the ATST portfolios as investment options for the variable annuity contracts and variable life insurance policies that they issue and distribute (the "Transamerica Insurance Companies"), such as Western Reserve Life Assurance Co. of Ohio (WRL) and Transamerica Life Insurance Company are affiliated with TFAI. The Transamerica Insurance Companies, TCI and TFAI may use a variety of financial and accounting methods to allocate resources and profits across the Transamerica group of companies. These methods may take the form of internal credit, recognition or cash payments within the group. These arrangements may be entered into for a variety of purposes, such as, for example, to allocate resources to the Transamerica Insurance Companies to provide administrative services to the portfolios, the investors and the separate accounts that invest in the portfolios. These methods and arrangements do not impact the cost incurred when investing in one of the portfolios. Additionally, if a portfolio is sub-advised by an affiliate of the Transamerica Insurance Companies and TFAI, the Transamerica group of companies may retain more revenue than on those portfolios sub-advised by non-affiliated entities. For example, TFAI is a majority-owned subsidiary of WRL and is affiliated with the other Transamerica Insurance Companies, and TFAI's business profits (from managing the portfolios) may directly benefit WRL and the other Transamerica Insurance Companies. Also, management personnel of the Transamerica Insurance Companies could receive additional compensation if the amount of investments in the ATST portfolios meets certain levels, or increases over time. These affiliations, methods and arrangements may provide incentives for the Transamerica Insurance Companies to make the ATST portfolios' share available to current or prospective variable contract owners to the detriment of other potential investment options.

In addition, TFAI, the Transamerica Insurance Companies and/or TCI, out of their own assets and not out of portfolio assets (i.e., without additional cost to the portfolio), may make payments or non-cash payments to financial intermediaries as a means to promote the distribution of variable contracts (and thus, indirectly, the portfolios' shares), and provide administrative services to the portfolios, the insurance companies and/or investors.

All these arrangements are sometimes referred to as "revenue sharing" arrangements. Revenue sharing arrangements are not financed by the portfolio, and thus, do not result in increased expenses, and are not reflected in the fees and expenses tables included in this prospectus.

Investors should consult the prospectus of the separate accounts that issue the variable contracts that they have purchased to learn about specific incentives and financial interests that their insurance agent, broker or other financial intermediaries may receive when they sell variable contracts to you and to learn about revenue sharing arrangements relevant to the insurance company sponsor of the separate account.

Investors may be able to obtain more information about these incentives and revenue sharing arrangements, including the conflicts of interests that such arrangements potentially may

ADDITIONAL INFORMATION

create, from their insurance agents, brokers and other financial intermediaries, and should so inquire if they would like additional information. An investor may ask his/her insurance agent, broker or financial intermediary how he/she will be compensated for investments made in the portfolio.

Revenue sharing arrangements may encourage insurers and other financial intermediaries to render services to variable contract owners and qualified plan participants, and may also provide incentive for the insurers and other intermediaries to make the portfolio's shares available to current or prospective variable contract owners to the detriment of other investment options.

MARKET TIMING AND DISRUPTIVE TRADING

Some investors try to profit from various short-term or frequent trading strategies known as market timing and disruptive trading. Examples of market timing and disruptive trading include switching money into portfolios when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one portfolio to another and then back again after a short period of time. Such trading activities may have harmful effects. For example, as money is shifted in and out, a portfolio may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of portfolio shares also may have an adverse effect on portfolio management and performance by impeding a portfolio manager's ability to sustain an investment objective, causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing the portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay redemption proceeds and incur brokerage and administrative expenses. Also, if purchases, redemptions or transfers in and out of a portfolio are made at prices that do not reflect an accurate value for the portfolio's investments, the interests of long-term investors could be diluted. These effects are suffered by all investors in the portfolio, not just those making the trades, and they may hurt portfolio performance.

THE ATST BOARD OF TRUSTEES HAS APPROVED POLICIES AND PROCEDURES THAT ARE DESIGNED TO DISCOURAGE MARKET TIMING AND DISRUPTIVE TRADING.

The portfolio relies on the insurance companies that offer shares of the portfolios as investment options for variable contracts to monitor market timing and disruptive trading by their customers. The portfolio seeks periodic certifications from the insurance companies that they have policies and procedures in place designed to monitor and prevent market timing and disruptive trading activity by their customers, and that they will use their best efforts to prevent market timing and disruptive trading activity that appears to be in contravention of the portfolio's policies on market timing or disruptive trading as disclosed in this prospectus. The portfolio also may instruct from time to time the insurance companies to scrutinize purchases, including purchases in connection with exchange transactions that exceed a certain size. The portfolio reserves the right, in its sole discretion and without prior notice, to reject, delay, restrict or refuse, in whole or in part, any request to purchase shares, including purchases in connection with an exchange transaction and orders that have been accepted by an intermediary, which it reasonably determines to be in connection with market timing or disruptive trading by a contract or policy owner (a "contract owner") or by accounts of contract owners under common control (for example, related contract owners, or a financial adviser with discretionary trading authority over multiple accounts). The portfolio applies these policies and procedures to all investors on a uniform basis and does not make special arrangements or grant exceptions to accommodate market timing or disruptive trading.

While the portfolio discourages market timing and disruptive trading, the portfolio cannot always recognize or detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements (orders through omnibus account arrangements reflect the aggregation and netting of multiple orders from individual investors). The omnibus nature of the orders received by the portfolio from insurance companies limits the portfolio's ability to apply its restrictions against market timing and disruptive trading. In addition, implementation of the portfolio's restrictions may require the cooperation of financial intermediaries, which cannot necessarily by assured, and there is no guarantee that the procedures used by the insurance companies will be able to curtail all market timing or disruptive trading activity. For

ADDITIONAL INFORMATION

example, shareholders who seek to engage in such activity may use a variety of strategies to avoid detection, and the insurance companies' ability to deter such activity may be limited by operational and technological systems as well as their ability to predict strategies employed by investors (or those acting on their behalf) to avoid detection. Also, the portfolio does not expressly limit the number or size of trades in a given period, ant it provides no assurance that it will be able to detect or deter all market timing or disruptive trading. It is therefore likely that some level of market timing or disruptive trading will occur before the insurance companies and/or the portfolio are able to detect it and take steps in an attempt to deter it. All shareholders may thus bear the risks associated with such activity. Moreover, the ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that cannot be predicted. Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent, short-term trading.

Reallocations in underlying ATST portfolios managed by TIM in furtherance of the portfolio's investment objective are not considered to be market timing or excessive trading.

IF YOU INTEND TO CONDUCT MARKET TIMING OR POTENTIALLY DISRUPTIVE TRADING, WE REQUEST THAT YOU DO NOT INVEST IN SHARES OF THE PORTFOLIO.

                                   APPENDIX A

                       EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussion of the portfolio, you found descriptions of the principal strategies and risks associated with the portfolio. In those pages, you were referred to this section for a more complete description of the risks of both principal and non-principal investments. For best understanding, first read the description of the portfolio. Then refer to this section and read about the risks particular to the portfolio. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.

DIVERSIFICATION

The Investment Company Act of 1940 (1940 Act) classifies investment companies as either diversified or non-diversified. Diversification is the practice of spreading a portfolio's assets over a number of issuers to reduce risk. A non-diversified portfolio has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a diversified portfolio.

The portfolio qualifies as a diversified portfolio under the 1940 Act.

ASSET ALLOCATION FUNDS

The portfolio's Sub-Adviser allocates the portfolio's assets among certain underlying portfolios. These allocations may not be successful. For example, the underlying portfolios may underperform other portfolios or investment options, or the portfolio may be underweighted in underlying portfolios that are enjoying significant returns and overweighted in underlying portfolios that are suffering from significant declines.

UNDERLYING PORTFOLIOS

The portfolio is subject to the effects of the business and regulatory developments that affect the underlying portfolios and the investment company industry generally. The portfolio's ability to achieve its objective depends largely on the performance of the underlying portfolios in which it invests, a pro rata portion of whose operating expenses the portfolio bears. Each underlying portfolio's performance, in turn, depends on the particular securities in which that underlying portfolio invests. Accordingly, the portfolio is subject indirectly to all the risks associated with its underlying portfolios. These risks include the risks described herein. In addition, the portfolio may own a significant portion of the shares of the underlying portfolios in which it invests. Transactions by the portfolio may be disruptive to the management of these underlying portfolios, which may experience large inflows or redemptions of assets as a result. The portfolio's investments may have an impact on the operating expenses of the underlying portfolios and may generate or increase the levels of taxable returns recognized by the portfolio or an underlying portfolio.

INVESTING IN COMMON STOCKS

While common stocks have historically outperformed other investments over the long term, their prices tend to go up and down more dramatically over the shorter term. Many factors may cause common stocks to go up and down in price. A major factor is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. Because the stocks an underlying portfolio may hold fluctuate in price, the value of the portfolio's investments in the underlying portfolio will go up and down.

INVESTING IN PREFERRED STOCKS

Because these stocks generally come with a promise to pay a stated dividend, their price could depend more on the size of the dividend than on the company's performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)

INVESTING IN CONVERTIBLES

Since preferred stocks and corporate bonds generally pay a stated return, their prices usually do not depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities typically go up and down in price inversely to interest rates as the common stock does, adding to their market risk. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.

VOLATILITY

The more an investment goes up and down in price, the more volatile it is said to be. Volatility increases the market risk (i.e., risk of loss due to fluctuation in value) because even though a portfolio may go up more than the market in good times, it may also go down more than the market in bad times. If an investor decides to sell when a volatile portfolio is down, the investor could lose money. Price changes may be temporary or for extended periods.

INVESTING IN BONDS

Like common stocks, bonds fluctuate in value, although the factors causing this may be different, including:

- CHANGES IN INTEREST RATES. Bond prices tend to move inversely to interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

- LENGTH OF TIME TO MATURITY. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond generally is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

- DEFAULTS. Bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless.

- DECLINES IN RATINGS. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service (Moody's) and Standard & Poor's Ratings Group (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price.

- LOW QUALITY. High-yield/high-risk securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative, have a greater vulnerability to economic changes are subject to greater price volatility and are less liquid than higher quality fixed-income securities. These securities may be more susceptible to credit risk and market risk than higher quality debt securities because their issuers may be less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for higher quality debt securities. As a result, an underlying portfolio's sub-adviser may find it more difficult to sell these securities or may have to sell them at lower prices. High yield securities are not generally meant for short-term investing.

- LOSS OF LIQUIDITY. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up." In that case, the bond may be hard to sell or "liquidate" (convert to cash). Please see Appendix B for a description of bond ratings.

INVESTING IN FIXED-INCOME INSTRUMENTS

An underlying portfolio may invest in "Fixed-Income Instruments," which as used in this prospectus include, without limitation:

- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ( "U.S. Government Securities ");

- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

-    mortgage-backed and other asset-backed securities;

-    inflation-indexed bonds issued both by governments and corporations;

- structured notes, including hybrid or "indexed" securities, event-linked bonds;

-    loan participations and assignments;

-    delayed funding loans and revolving credit facilities;

-    bank certificates of deposit, fixed time deposits and bankers' acceptances;

-    repurchase agreements and reverse repurchase agreements;

- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

-    obligations of international agencies or supranational entities.

The value of these securities may change daily based on changes in interest rates, and other market conditions and factors. Risks include, without limitation:

-    fluctuations in market value;

- changes in interest rates: the value of a fixed-income security generally decreases as interest rates rise;

- length of time to maturity: the longer the duration, the more vulnerable the value of a fixed-income security is to fluctuations in interest rates;

- issuers defaulting on their obligations to pay interest or return principal.

An underlying portfolio may invest in derivatives based on fixed-income instruments.

INVESTING IN FOREIGN SECURITIES

Foreign securities are investments offered by non-U.S. companies, governments and government agencies. They involve risks in addition to those associated with securities of domestic issuers, including:

- CHANGES IN CURRENCY VALUES. Foreign securities may be sold in currencies other than U.S. dollars. If a currency's value drops relative to the dollar, the value of underlying portfolio shares could drop too. Also, dividend and interest payments may be lower. Factors affecting exchange rates include, without limitation: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and intervention by banks. An underlying portfolio may also invest in American Depositary Receipts (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS.

- CURRENCY SPECULATION. The foreign currency market is largely unregulated and subject to speculation. An underlying portfolio's investments in foreign currency-denominated securities may reduce the returns of that portfolio.

- DIFFERING ACCOUNTING AND REPORTING PRACTICES. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

- LESS INFORMATION AVAILABLE TO THE PUBLIC. Foreign companies usually make far less information available to the public.

- LESS REGULATION. Securities regulations in many foreign countries are more lax than in the U.S. In addition, regulation of banks and capital markets can be weak.

- MORE COMPLEX NEGOTIATIONS. Because of differing business and legal procedures, an underlying portfolio might find it hard to enforce obligations or negotiate favorable brokerage commission rates.

- LESS LIQUIDITY/MORE VOLATILITY. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

- SETTLEMENT DELAYS. "Settlement" is the process of completing payment and delivery of a securities transaction. In many countries, this process takes longer than it does in the U.S.

- HIGHER CUSTODIAL CHARGES. Fees charged by an underlying portfolio's custodian for holding shares are higher for foreign securities than those of domestic securities.

- VULNERABILITY TO SEIZURE AND TAXES. Some governments can seize assets. They may also limit movement of assets from the country. An underlying portfolio's interest, dividends and capital gains may be subject to foreign withholding taxes.

- POLITICAL INSTABILITY AND SMALL MARKETS. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities.

- DIFFERENT MARKET TRADING DAYS. Foreign markets may not be open for trading the same days as U.S. markets are open and asset values can change before your transaction occurs.

- HEDGING. An underlying portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases and sales of such securities. Shifting an underlying portfolio's currency exposure from one currency to another removes the underlying portfolio's opportunity to profit from the original currency and involves a risk of increased losses for the underlying portfolio if the sub-adviser's projection of future exchange rates is inaccurate.

- EMERGING MARKET RISK. Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign exposure risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging market countries typically are less diverse and mature than those in developed countries, and their political systems are less stable. Investments in emerging market countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. In addition, an underlying portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.

INVESTING IN FUTURES, OPTIONS AND OTHER DERIVATIVES

- An underlying portfolio may use derivative instruments as part of its investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, loans, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps). There is no assurance that the use of any derivatives strategy will succeed. Also, investing in financial contracts such as options involves additional risks and costs, such as inaccurate market predictions which may result in losses instead of gains, and prices may not match so the benefits of the transaction might be diminished and an underlying portfolio may incur substantial losses.

The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity such as energy, mineral, or agricultural products), a commodity futures contract or commodity index, or other economic variable based upon changes in the value of commodities or the commodities markets. Swap transactions are privately negotiated agreements between an underlying portfolio and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year. There is no central exchange or market for swap transactions and therefore they are less liquid investments than exchange-traded instruments. An underlying portfolio bears the risk that the counterparty could default under a swap agreement. Further, an underlying portfolio may invest in derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These are "commodity-linked" or "index-linked" notes. They are sometimes referred to as "structured notes" because the terms of the debt instrument may be structured by the issuer of the note and the purchaser of the note. The value of these notes will rise and fall in response to changes in the underlying commodity or related index of investment. These notes expose the underlying portfolio economically to movements in commodity prices. These notes are subject to risks, such as credit, market and interest rate risks, that in general affect the value of debt securities. Therefore, at the maturity of the note, the underlying portfolio may receive more or less principal than it originally invested. The portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments.

An underlying portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. The following provides a general discussion of important risk factors relating to all derivative instruments that may be used by an underlying portfolio:

- MANAGEMENT RISK. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

- CREDIT RISK. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (counterparty) to make required payments or otherwise comply with the contract's terms. Additionally, credit default swaps could result in losses if an underlying portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based.

- LIQUIDITY RISK. Liquidity risk exists when a particular derivative instrument is difficult to sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

- LEVERAGE RISK. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When an underlying portfolio uses derivatives for leverage, investments in that portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, an underlying portfolio will segregate assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board of Trustees (or as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

- LACK OF AVAILABILITY. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that an underlying portfolio will engage in derivatives transactions at any time or from time to time. An underlying portfolio's ability to use derivatives may be limited by certain regulatory and tax considerations.

- MARKET AND OTHER RISKS. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way that is detrimental to an underlying portfolio's interest. If an underlying portfolio's manager incorrectly forecasts the value of securities, currencies or interest rates or other economic factors in using derivatives for the underlying portfolio, the underlying portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other portfolio investments. An underlying portfolio may also have to buy or sell a security at a disadvantageous time or price because the underlying portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivative transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to an underlying portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, an underlying portfolio's use of derivatives may cause the underlying portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the underlying portfolio had not used such instruments.

SWAPS AND SWAP-RELATED PRODUCTS

An underlying portfolio's sub-adviser may enter into swap transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its underlying portfolio. An underlying portfolio also may enter into these transactions to attempt to protect against any increase in the price of securities the underlying portfolio may consider buying at a later date.

- COMMODITY SWAPS. An investment in a commodity swap agreement may, for example, involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, an underlying portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the underlying portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the underlying portfolio may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the underlying portfolio may be required to pay a higher fee at each swap reset date.

- INTEREST RATE SWAPS. Interest rate swaps involve the exchange by an underlying portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

     An underlying portfolio, subject to its investment restrictions, enters into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the underlying portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the underlying portfolio's obligations over its entitlements with respect to each interest rate swap, will be calculated on a daily basis. An amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by its custodian. If an underlying portfolio enters into an interest rate swap on other than a net basis, it will maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

     An underlying portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. The underlying portfolio's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the underlying portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent an underlying portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by an underlying portfolio, unless so stated in its investment objectives. These transactions may in some instances involve the delivery of securities or other underlying assets by the underlying portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that the underlying portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the underlying portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. An underlying portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

- CREDIT DEFAULT SWAPS. A credit default swap occurs when an underlying portfolio sells credit default protection; however, the underlying portfolio will generally value the swap at its notional amount. As the seller in a credit default swap contract, the underlying portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the underlying portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the underlying portfolio would keep the stream of payments and would have no payment obligations. As the seller, the underlying portfolio would be subject to investment exposure on the notional amount of the swap.

An underlying portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the underlying portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the underlying portfolio in the event of a default.

INVESTING IN FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are used as a hedge against fluctuations in foreign exchange rates. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of securities, or prevent losses if the prices of an underlying portfolio's securities decline. Such hedging transactions preclude the opportunity for a gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to an underlying portfolio's limitations on investing in illiquid securities. If an underlying portfolio's manager makes the incorrect prediction, the opportunity for loss can be magnified.

INVESTING IN WARRANTS AND RIGHTS

Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.

INVESTING IN SMALL- OR MEDIUM-SIZED COMPANIES

Investing in small- and medium-sized companies involves greater risk than is customarily associated with more established companies. Securities of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

INVESTING IN MORTGAGE-RELATED SECURITIES

Mortgage-related securities in which an underlying portfolio may invest represent pools of mortgage loans assembled for sale to investors by various governmental agencies or government-related organizations, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, is not so secured. An underlying portfolio's investments in mortgage-related securities are exposed to prepayment risk, which is the possibility that mortgage holders will repay their loans early during periods of falling interest rates, requiring the underlying portfolio to reinvest in lower-yielding instruments and receive less principal or income than originally was anticipated. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

ILLIQUID AND RESTRICTED/144A SECURITIES

An underlying portfolio may invest in illiquid securities (i.e., securities that are not readily marketable). In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 (the "1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments. Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resale of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by an underlying portfolio could, however, adversely affect the marketability of such security and the underlying portfolio might be unable to dispose of such security promptly or at reasonable prices.

PORTFOLIO TURNOVER

An underlying portfolio may engage in a number of short-term transactions, which may lower portfolio performance. High turnover will not limit a manager's ability to buy or sell securities for an underlying portfolio. Increased turnover (100% or more) results in higher brokerage costs or mark-up charges for the portfolio. An underlying portfolio ultimately passes these charges on to shareholders. Short-term trading may also result in short-term capital gains, which are taxed as ordinary income to shareholders.

COUNTRY, SECTOR OR INDUSTRY FOCUS

Unless otherwise stated in the portfolio's objective or its principal strategies and policies, as a fundamental policy governing concentration, no fund will invest more than 25% of its total assets in any one particular industry, other than U.S. government securities and its agencies. In addition, to the extent the portfolio invests a significant portion of its assets in one or more countries, sectors or industries at any time, the portfolio will face a greater risk loss due to factors affecting the country, sector or industry than if the portfolio always maintained wide diversity among the countries, sectors and industries in which it invests. For example, natural resources industries can be significantly affected by events relating to international political developments, natural disasters, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations. At times, the performance of securities of companies in the energy and other natural resources industry will lag the performance of other industries or the broader market as a whole. Banks and financial institutions subject to potentially restrictive governmental controls and regulations that may limit or adversely affect profitability and share price. In addition, securities in that sector may be very sensitive to interest rate changes throughout the world.

SECURITIES LENDING

An underlying portfolio may lend securities to other financial institutions that provide cash or other securities as collateral. This involves risk that the borrower may fail to return the securities in a timely manner or at all. As a result, an underlying portfolio may lose money and there may be a delay in recovering the loaned securities. An underlying portfolio could also lose money if it does not recover the securities and/or value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to an underlying portfolio.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, an underlying portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When an underlying portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when an underlying portfolio assumes a temporary defensive position it may not be able to achieve its investment objective.

INVESTMENT STYLE RISK

Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An underlying portfolio may outperform or underperform other portfolios that employ a different investment style. An underlying portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth oriented portfolios will typically underperform when value investing is in favor. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock considered to be undervalued may actually be appropriately priced.

ISSUER-SPECIFIC CHANGES

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain other types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

INVESTMENT STRATEGIES

The portfolio and each underlying portfolio is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the portfolio's and the underlying portfolios' Board of Trustees. Neither the portfolio nor any underlying portfolio is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the portfolio and the underlying portfolios to other risks and considerations, which are discussed in the portfolio's and the underlying portfolios' SAIs.

                         AEGON/Transamerica Series Trust
                         www.transamericaseriestrust.com

ADDITIONAL INFORMATION about the portfolio is contained in the Statement of Additional Information (SAI), dated August 1, 2007, which is incorporated by reference into this prospectus, and will also be contained in the Trust's annual and semi-annual reports to shareholders when available. In the portfolio's annual reports, when available, you will find a discussion of the market conditions, and investment strategies that significantly affected the portfolio's performance during the reported fiscal years.

You may also call 1-800-851-9777 to request this additional information about the portfolio without charge or to make shareholder inquiries.

Other information about the portfolio has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-551-8090. Information may be obtained, upon payment of a duplicating fee by, writing the Public Reference Section of the Commission, 100 F Street, NE, Room 1580, Washington D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Reports and other information about the Trust are also available on the Commission's Internet site at http://www.sec.gov. (AEGON/Transamerica Series Trust File No. 811-04419.)

For more information about the portfolio, you may obtain a copy of the SAI or the annual or semi-annual reports, without charge, or to make other inquiries about the Trust, call the number listed above.

                                                                             SAI

                               AEGON/TRANSAMERICA
                                  SERIES TRUST

                                           Transamerica Strategic Selection Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                                                                  August 1, 2007

Transamerica Strategic Selection Fund (the "portfolio") is a series of AEGON/Transamerica Series Trust (the "Trust" or "ATST"), an open-end management investment company that offers a selection of investment funds. ATST is registered under the Investment Company Act of 1940, as amended (the "1940 Act").

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus of the portfolio, dated August 1, 2007, as it may be further supplemented from time to time. You may obtain a copy free of charge by calling 1-800-851-9777. This SAI contains more detailed information about the Trust's operations and activities than that set forth in the prospectus. The portfolio's Annual Report to Policyowners will be available once the portfolio has completed its first annual period.

                               INVESTMENT ADVISER:
                        TRANSAMERICA FUND ADVISORS, INC.

THE DATE OF THE PROSPECTUS TO WHICH THIS STATEMENT OF ADDITIONAL INFORMATION RELATES IS AUGUST 1, 2007 AND THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS AUGUST 1, 2007, AS SUPPLEMENTED OR REVISED FROM TIME TO TIME.

TABLE OF CONTENTS

AEGON/TRANSAMERICA SERIES TRUST

Information about the portfolio you should know before investing

(PLEASE NOTE: Please refer to your product prospectus for a listing of the portfolios that are offered through the product you have purchased.)

INVESTOR INFORMATION

               Fund History
               Investment Objectives
               Fundamental Investment Restrictions
               Non-Fundamental Investment Restrictions
               Fees Paid by the Portfolio
               Portfolio Expenses Paid by Investment Adviser
               Commissions Paid by the Portfolio
               The Sub-Adviser
               Portfolio Manager Information

ADDITIONAL INFORMATION

          INVESTMENT POLICIES AND STRATEGIES OF THE UNDERLYING PORTFOLIOS
               Lending
               Borrowing
               Short Sales
               Foreign Securities
               Foreign Bank Obligations
               Forward Foreign Currency Contracts
               When-issued, Delayed Settlement and Forward Delivery Securities Repurchase and Reverse Repurchase Agreements
               Temporary Defensive Position
               U.S. Government Securities
               Non-Investment Grade Debt Securities
               Convertible Securities
               Investments in Futures, Options and Other Derivative Instruments Zero Coupon, Pay-in-Kind and Step Coupon Securities
               Warrants and Rights
               Mortgage-Backed Securities
               Asset-Backed Securities
               Pass-Through Securities
               Other Income Producing Securities
               Illiquid and Restricted/144A Securities
               Other Investment Companies
               Bank and Thrift Obligations
               Investments in the Real Estate Industry and Real Estate
                  Investment Trusts
               Variable Rate Master Demand Notes
               Debt Securities and Fixed-Income Investing
               Structured Notes
               High Yield/High-Risk Securities
               Trade Claims
               Brady Bonds
               Collateralized Mortgage Obligations
               Collateralized Debt Obligations
               Dollar Roll Transactions
               Exchange Traded Funds
               Hybrid Instruments
               Indexed Securities
               Interest Rate Transactions

               Distressed Securities
               Municipal Fixed-Income Securities
               Non-Mortgage Asset Backed Securities
               Passive Foreign Investment Companies
               Preferred Stocks
               Stripped Mortgage-Backed Securities
               Loan Participations and Assignments
               Credit Default Swaps
               Event-Linked Bonds

MANAGEMENT OF THE TRUST

         Trustees and Officers
         Shareholder Communication with Board of Trustees
         Code of Ethics
         Proxy Voting Policies and Procedures
         Disclosure of Portfolio Holdings
         The Investment Adviser
         The Sub-Adviser
         Personal Securities Transactions
         Administrative and Transfer Agency Services
         Portfolio Turnover
         Placement of Portfolio Brokerage
         Directed Brokerage
         Determination of Offering Price
         Net Asset Valuation

OTHER INFORMATION

         Taxes
         The Trust
         Financial Statements
         Independent Registered Certified Public Accountant
         Custodian

APPENDICES

     A-1 Appendix A -- Brief Explanation of Rating Categories
     B-1 Appendix B -- Investment Adviser and Sub-Adviser's Proxy Voting
                       Policies And Procedures
     C-1 Appendix C -- Portfolio Manager Information

TRANSAMERICA STRATEGIC SELECTION FUND

INVESTOR INFORMATION

ORGANIZATION

The portfolio is a series of AEGON/Transamerica Series Trust ("Trust" or "ATST"), a Delaware statutory trust that was formed by an Agreement and Declaration of Trust dated April 21, 2005. The Trust was originally organized as a corporation formed under the laws of the State of Maryland on August 21, 1985.

Shares of the portfolio are currently intended to be sold to certain separate accounts of Western Reserve Life Assurance Co. of Ohio ("WRL") to fund the benefits under policies ("Policies") or contracts ("Contracts") (collectively, the "Separate Accounts") (owners of the Separate Accounts, the "Policyowners"). As such, WRL is the only shareholder of the portfolio. If WRL offers a portfolio of ATST in its respective products, and you own a Policy or a Contract of such product, you have the right to give voting instructions on certain shares of such portfolio. Shares of the portfolio may be made available to other insurance companies and their separate accounts in the future.

Because the portfolio's shares are sold to Separate Accounts established to receive and invest premiums received under Policies and purchase payments received under the Contracts, it is conceivable that, in the future, it may become disadvantageous for variable life insurance Separate Accounts of WRL to invest in the Trust simultaneously. Neither WRL nor the Trust currently foresees any such disadvantages or conflicts. WRL may notify the Trust's Board of a potential or existing conflict. The Trust's Board will then determine if a material conflict exists and what action, if any, is needed.

Such action could include the sale of the portfolio's shares by one or more of the Separate Accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by the Policyowners. The Trust's Board might conclude that separate portfolios should be established under the Separate Accounts. If this happens, WRL will bear the attendant expenses of establishing separate portfolios. As a result, Policyowners would no longer have the economies of scale typically resulting from a larger combined portfolio.

The portfolio offers only Initial Class shares. All shares of the portfolio have equal voting rights. Each of the issued and outstanding shares of the portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the portfolio remaining after satisfaction of outstanding liabilities. The shares of the portfolio, when issued, will be fully paid and nonassessable, have no preferences, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights.

Only the Separate Accounts of WRL may hold shares of the portfolio and are entitled to exercise the rights directly as described above. To the extent required by law, WRL will vote the portfolio's shares held in the Separate Accounts, including Trust shares which are not attributable to Policyowners, at meetings of the Trust, in accordance with instructions received from persons having voting interests in the corresponding sub-accounts of the Separate Accounts. Except as required by the 1940 Act, the Trust does not hold regularly scheduled special shareholder meetings. If the 1940 Act or any regulation thereunder should be amended, or if present interpretation thereof should change, and as a result it is determined that WRL is permitted to vote the Trust's shares in its own right, it may elect to do so. The rights of Policyowners are described in more detail in the prospectuses or disclosure documents for the Policies and the Contracts, respectively.

INVESTMENT OBJECTIVE

Assets of the portfolio are intended to be invested in certain underlying ATST portfolios as discussed in the portfolio's prospectus. Consequently, the investment objective of the portfolio is indirectly tied to the investment objective of the underlying portfolios in which it will invest. There can be no assurance that the underlying portfolios, and ultimately the portfolio, will, in fact, achieve their objectives. The portfolio's investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the Board without approval of shareholders or Policyowners. A change in the investment objective or policies of the portfolio may result in the portfolio having an investment objective or policies different from those which a Policyowner deemed appropriate at the time of investment.

FUNDAMENTAL INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES

The portfolio is subject to certain fundamental policies and restrictions, which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the portfolio. "Majority" for this purpose and under the 1940 Act means the lesser of (i) 67% of the voting securities represented at a meeting at which more than 50% of the outstanding voting securities of the portfolio are represented or (ii) more than 50% of the outstanding voting securities of the portfolio. A complete statement of all such


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

fundamental policies is set forth below. State insurance laws and regulations may impose additional limitations on the portfolio's investments, including the portfolio's ability to borrow, lend and use options, futures and other derivative instruments. In addition, such laws and regulations may require that the portfolio's investments meet additional diversification or other requirements.

The portfolio has adopted the following fundamental restrictions:

1.   Diversification

The portfolio shall be a "diversified company" as that term is defined in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2.   Borrowing

The portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

3.   Senior Securities

The portfolio may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4.   Underwriting Securities

The portfolio may not act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, ("Securities Act") except as permitted under the Securities Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act, it may act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

5.   Real Estate

The portfolio may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the portfolio may, among other things,
(i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the portfolio as a result of the ownership of securities.

6.   Making Loans

The portfolio may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

7.   Concentration of Investments

The portfolio may not "concentrate" its investments in a particular industry or group of industries, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing this limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

For purposes of this restriction, the underlying portfolios are not considered to be an industry or group of industries.

8.   Commodities

The portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Trustees without shareholder approval:

(A) The portfolio may not invest more than 15% of its net assets in illiquid securities.

(B) The portfolio may not invest for purposes of exercising control or management.

(C) The portfolio may purchase securities issued by registered open-end investment companies or registered unit investment trusts if these companies and trusts have a policy prohibiting them from acquiring any securities of other registered open-end investment companies or registered unit investment trusts in reliance upon Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940.

FEES PAID BY THE PORTFOLIO

The portfolio commenced operations on August 1, 2007, so there were no Trustee Fees, Advisory Fees, or Administrative Service Fees to report for the last three fiscal years.

PORTFOLIO EXPENSES PAID BY INVESTMENT ADVISER

TFAI has voluntarily undertaken, until at least April 30, 2008, to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding certain extraordinary expenses and acquired (i.e., underlying portfolios) funds' fees and expenses) exceed, as a percentage of the portfolio's average daily net assets, 0.10%. Because the portfolio commenced operations on August 1, 2007, there were no expenses paid by the investment adviser for the last three fiscal years.

COMMISSIONS PAID BY THE PORTFOLIO

The portfolio did not pay any brokerage commissions for the last three fiscal years as it commenced operations on August 1, 2007.

THE SUB-ADVISER

TRANSAMERICA INVESTMENT MANAGEMENT, LLC ("TIM") serves as sub-adviser to the portfolio. TIM, located at 11111 Santa Monica Blvd., Suite 820, Los Angeles, CA 90025, is a registered investment adviser, which is wholly owned by Transamerica Investment Services, Inc. ("TISI"). TISI's parent, Transamerica Corporation, was acquired in 1999 by AEGON, NV, a global financial services firm, and one of the world's 100 largest public companies. TFAI is an affiliate of TIM. The sub-adviser serves pursuant to a Sub-Advisory Agreement dated August 1, 2007 between TFAI and TIM. The agreement continues for an initial period of two years and then remains in effect from year to year if approved annually.

PORTFOLIO MANAGER INFORMATION

Information regarding the other accounts managed by the portfolio managers, the methods by which the portfolio managers are compensated, the range of securities owned by each portfolio manager and a description of the conflicts of interest policy applicable to each portfolio manager is provided in Appendix C of this SAI.

ADDITIONAL INFORMATION

INVESTMENT POLICIES AND STRATEGIES OF THE UNDERLYING PORTFOLIOS

This section of this SAI further explains policies and strategies utilized by the underlying portfolios. Please refer to each underlying portfolio's prospectus and investment restrictions for the policies and strategies pertinent to that portfolio. Unless otherwise indicated, all limitations applicable to portfolio investments (as stated in the prospectus and elsewhere in this SAI) apply only at the time a transaction is entered into. Unless otherwise noted, each underlying portfolio may invest up to 5% of its net assets in any type of security or investment not specifically noted in the prospectus or this SAI that the investment adviser reasonably believes is compatible with the investment objectives and policies of the portfolio.

LENDING

The underlying portfolios may lend portfolio securities subject to their stated restrictions. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans by each underlying portfolio: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) the underlying portfolio must receive any dividends or interest paid by the issuer on such securities; (c) the underlying portfolio must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) the underlying portfolio must receive either interest from the investment of collateral or a fixed fee from the borrower.

State laws and regulations may impose additional limitations on borrowing.

Securities loaned by the underlying portfolios remain subject to fluctuations in market value. The underlying portfolios may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, the underlying portfolios may experience delays in, or be prevented from, recovering the collateral. During the period that the underlying portfolios seeks to enforce their rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The underlying portfolios do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. The underlying portfolios may also incur expenses in enforcing their rights. If an underlying portfolio has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

The underlying portfolios may also lend (or borrow) money to other portfolios or funds that are managed by their sub-adviser, provided each portfolio or fund seeks and obtains permission from the SEC.

BORROWING

Subject to their respective investment restrictions, the underlying portfolios may borrow money from banks for temporary or emergency purposes. To secure borrowings, an underlying portfolio may not mortgage or pledge its securities in amounts that exceed a certain percentage of their net assets.

The underlying portfolios may also borrow (or lend) money to other portfolios or funds that permit such transactions and are also advised by their sub-adviser, provided each portfolio or fund seeks and obtains permission from the SEC. There is no assurance that such permission would be granted.

The underlying portfolios may borrow for investment purposes -- this is called "leveraging." The underlying portfolios may borrow only from banks, not from other investment companies. There are risks associated with leveraging:

     - If an underlying portfolio's asset coverage drops below 300% of borrowings, the underlying portfolio may be required to sell securities within three days to reduce its debt and restore the 300% coverage, even though it may be disadvantageous to do so.

     - Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a portfolio's securities.

     - Money borrowed for leveraging will be subject to interest costs. In certain cases, interest costs may exceed the return received on the securities purchased.

     - A portfolio may be required to maintain minimum average balances in connection with borrowing or to pay a commitment or other fee to maintain a line of credit.

     - Either of these requirements would increase the cost of borrowing over the stated interest rate.

FOREIGN SECURITIES

The underlying portfolios may invest in foreign securities through the purchase of securities of foreign issuers or of American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and Fiduciary Depository Receipts ("FDRs") or other securities representing underlying shares of foreign companies. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs, GDRs and FDRs, in bearer form, are designed for use in European and global securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs, GDRs and FDRs are European, global and fiduciary receipts, respectively, evidencing a similar arrangement. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an underlying portfolio will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures; and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an underlying portfolio investing in foreign markets is uninvested and no return is earned thereon. The inability of an underlying portfolio to make intended security purchases due to settlement problems could cause the underlying portfolio to miss attractive investment opportunities. Losses to an underlying portfolio due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the underlying portfolio. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to an underlying portfolio will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of an underlying portfolio's assets. The value of the assets of an underlying portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to shareholders of an underlying portfolio investing in foreign markets. In addition, although an underlying portfolio will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, an underlying portfolio could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time an underlying portfolio incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, an underlying portfolio can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

FOREIGN EXCHANGE TRANSACTIONS. To the extent an underlying portfolio invests directly in foreign securities, it may engage in foreign exchange transactions. The foreign currency exchange market is subject to little government regulation, and such transactions generally occur directly between parties rather than on an exchange or in an organized market. This means that an underlying portfolio is subject to the full risk of default by a counterparty in such a transaction. Because such transactions often take place between different time zones, an underlying portfolio may be required to complete a currency exchange transaction at a time outside of normal business hours in the counterparty's location, making prompt settlement of such transaction impossible. This exposes the underlying portfolio to an increased risk that the counterparty will be unable to settle the transaction. Although the counterparty in such transactions is often a bank or other financial institution, currency transactions are generally not covered by insurance otherwise applicable to such institutions.

EMERGING MARKETS. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by foreign investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an underlying portfolio's investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.

The underlying portfolios may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay, and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter secondary market. Brady Bonds are not considered to be U.S. Government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating-rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

Most Mexican Brady Bonds issued to date have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by portfolios held in escrow by an agent for the bondholders. A significant portion of the Venezuelan Brady Bonds and the Argentine Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral denominated in other currencies) and/or interest coupon payments collateralized on a 14-month (for Venezuela) or 12-month (for Argentina) rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which an underlying portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the underlying portfolio to suffer a loss of interest or principal on any of its holdings.

Risks of Investments in Russia. An underlying portfolio may invest a portion of its assets in securities issued by companies located in Russia. Because of the still ongoing formation of the Russian securities markets, as well as the underdeveloped state of Russia's banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company's share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for an underlying portfolio to lose its registration through fraud, negligence or mere oversight. While an underlying portfolio will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the underlying portfolio of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for an underlying portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While an underlying portfolio intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to an underlying portfolio.

FOREIGN BANK OBLIGATIONS

The underlying portfolios may invest in foreign bank obligations and obligations of foreign branches of domestic banks. These investments present certain risks.

RISK FACTORS

Risks include the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations.

In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract ("forward contract") is used to purchase or sell foreign currencies at a future date as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time an underlying portfolio has exposure to foreign currencies. These contracts can also be used for other purposes, such as, to gain exposure to currencies underlying various securities or financial instruments held in an underlying portfolio. Furthermore, forward contracts may be used to gain exposure to interest rate differentials between differing market rates. A forward contract, which is also included in the types of instruments commonly known as derivatives, is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed-upon rate.

An underlying portfolio may use currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies (transaction hedge) or to lock in the U.S. dollar value of portfolio positions (position hedge). In addition, an underlying portfolio may cross hedge currencies by entering into a transaction to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which an underlying portfolio has or expects to have portfolio exposure. An underlying portfolio may also engage in proxy hedging which is defined as entering into positions in one currency to hedge investments denominated in another currency, where the two currencies are economically linked. An underlying portfolio's entry into forward foreign currency exchange contracts, as well as any use of cross or proxy hedging techniques will generally require the underlying portfolio to hold liquid securities or cash equal to a its obligations in a segregated account throughout the duration of the contract.

An underlying portfolio may also combine forward foreign currency exchange contracts with investments in securities denominated in other currencies in order to achieve desired equity, credit and currency exposures. Such combinations are generally referred to as synthetic securities. For example, in lieu of purchasing a foreign equity or bond, an underlying portfolio may purchase a U.S.-dollar-denominated security and at the same time enter into a forward foreign currency exchange contract to exchange U.S. dollars for the contract's underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S.-dollar-denominated security, an underlying portfolio may be able to lock in the foreign currency value of the security and adopt a synthetic investment position reflecting the equity return or credit quality of the U.S.-dollar-denominated security.

RISK FACTORS

Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.

Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to an underlying portfolio's limitation on investing in illiquid securities.

WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when-issued," "delayed settlement", or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

The underlying portfolios may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When an underlying portfolio engages in when-issued or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market that will occur sometime in the future. No payment or delivery is made by an underlying portfolio until it receives payment or delivery from the other party to any of the above transactions.

Each of the underlying portfolios will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value or purchase commitments (alternatively, liquid assets may be earmarked on the fund's records) until payment is made. Some of the segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although an underlying portfolio may earn income in securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

At the time of settlement, the market value of the security may be more or less than the purchase price. The underlying portfolios bear the risk of such market value fluctuations. These transactions also involve a risk to an underlying portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the underlying portfolio is delayed or prevented from completing the transaction.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to its investment restrictions, each of the underlying portfolios may enter into repurchase and reverse repurchase agreements. In a repurchase agreement, an underlying portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked-to-market daily) of the underlying security or collateral. An underlying portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to an underlying portfolio in connection with bankruptcy proceedings), it is the policy of the underlying portfolios to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the sub-adviser and approved by the Board of Trustees.

In a reverse repurchase agreement, an underlying portfolio sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, an underlying portfolio will segregate cash and appropriate liquid assets to cover its obligation under the agreement. The underlying portfolios will enter into reverse repurchase agreements only with parties the investment sub-adviser deems creditworthy.

RISK FACTORS

Repurchase agreements involve the risk that the seller will fail to repurchase the security as agreed. In that case, an underlying portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose an underlying portfolio to greater fluctuations in the value of its assets.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, the portfolio and/or the underlying portfolios may, at times, choose to hold some portion of their net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a portfolio assumes a temporary defensive position it may not be able to achieve its investment objective.

U.S. GOVERNMENT SECURITIES

Subject to its investment restrictions or policies, the underlying portfolios may invest in U.S. Government obligations which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Examples of the types of U.S. Government securities that an underlying portfolio may hold include the Federal Housing Administration, Small Business Administration, General Services Administration, Federal Farm Credit Banks, Federal Intermediate Credit Banks, and Maritime Administration. U.S. Government securities may be supported by the full faith and credit of the U.S. Government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. Government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association.

NON-INVESTMENT GRADE DEBT SECURITIES

Subject to limitations set forth in its investment policies, each underlying portfolio may invest its assets in debt securities below the four highest grades ("lower grade debt securities" commonly referred to as "junk bonds"), as determined by Moody's Investors Service, Inc. ("Moody's") (lower than Baa) or Standard & Poor's Ratings Group ("S&P") (lower than BBB). Bonds and preferred stock rated "B" or "b" by Moody's are not considered investment grade debt securities. (See Appendix A for a description of debt securities ratings.)

Before investing in any lower-grade debt securities, the underlying portfolios' sub-adviser will determine that such investments meet an underlying portfolio's investment objective. Lower-grade debt securities usually have moderate to poor protection of principal and interest payments, have certain speculative characteristics, and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-grade debt securities may be thinner and less active than for investment grade debt securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for lower-grade debt securities may decline significantly in periods of general economic difficulty or rising interest rates. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

The quality limitation set forth in each of the underlying portfolio's investment policies is determined immediately after the underlying portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the underlying portfolio's investment policies.

CONVERTIBLE SECURITIES

Subject to any investment limitations set forth in the underlying portfolios' policies or investment restrictions, the underlying portfolio may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

DECS ("Dividend Enhanced Convertible Stock," or "Debt Exchangeable for Common Stock" when-issued as a debt security) offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS ("Preferred Equity Redeemable Stock," converts into an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity) offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common stock falls, while the cap price limits gains when the common stock rises.

Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating investment in a convertible security, primary emphasis will be given to the attractiveness of the underlying common stock. The convertible debt securities in which an underlying portfolio may invest are subject to the same rating criteria as the underlying portfolio's investment in non-convertible debt securities.

INVESTMENTS IN FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in each of the underlying portfolio's investment restrictions and policies:

FUTURES CONTRACTS. An underlying portfolio may enter into contracts for the purchase or sale for future delivery of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or indices of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"). U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, an underlying portfolio will incur brokerage fees when it buys or sells futures contracts.

When an underlying portfolio buys or sells a futures contract, it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts generally would be made to seek to hedge against potential changes in interest or currency exchange rates or the prices of a security or a securities index which might correlate with or otherwise adversely affect either the value of an underlying portfolio's securities or the prices of securities which the underlying portfolio is considering buying at a later date. Futures may also be used for managing an underlying portfolio's exposure to change in securities prices and foreign currencies, as an efficient means of adjusting its overall exposure to certain markets, or in an effort to enhance income.

With respect to futures contracts that are not legally required to "cash settle," an underlying portfolio may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contact. With respect to futures that are required to "cash settle," however, an underlying portfolio is permitted to set aside or earmark liquid assets in an amount equal to the underlying portfolio's daily marked-to-market (net) obligation, if any, (in other words, the underlying portfolio's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures, an underlying portfolio will have the ability to employ leverage to a greater extent than if the underlying portfolio were required to segregate assets equal to the full market value of the futures contract.

The buyer or seller of futures contracts is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of an FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with an FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the underlying portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of an underlying portfolio, the underlying portfolio may be entitled to return of margin owed to the underlying portfolio only in proportion to the amount received by the FCM's other customers. The underlying portfolio's sub-adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCM with which the underlying portfolio does business and by depositing margin payments in a segregated account with the custodian (alternatively, liquid assets may be earmarked on the underlying portfolio's records) when practical or otherwise required by law.

Although an underlying portfolio would hold cash and liquid assets in a segregated account with a value sufficient to cover its open futures obligations, the segregated assets would be available to the underlying portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the underlying portfolio's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the underlying portfolio's return could be diminished due to the opportunity cost of foregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when an underlying portfolio holds or is considering purchasing equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, an underlying portfolio might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the underlying portfolio by a corresponding increase in the value of the futures contract position held by the underlying portfolio and thereby preventing an underlying portfolio's net asset value from declining as much as it otherwise would have. An underlying portfolio also could seek to protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique that allows an underlying portfolio to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, an underlying portfolio could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the underlying portfolio could buy equity securities on the cash market. To the extent an underlying portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the underlying portfolio's obligations with respect to futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the underlying portfolio with respect to the futures contracts.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by an underlying portfolio's sub-adviser still may not result in a successful use of futures contracts.

Futures contracts entail risks. Although TIM may believe that use of such contracts can benefit an underlying portfolio, if TIM's investment judgment is incorrect, an underlying portfolio's overall performance could be worse than if the underlying portfolio had not entered into futures contracts. For example, if an underlying portfolio has attempted to hedge against the effects of a possible decrease in prices of securities held by the underlying portfolio and prices increase instead, the underlying portfolio may lose part or all of the benefit of the increased value of these securities because of offsetting losses in the underlying portfolio's futures positions. In addition, if the underlying portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to an underlying portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to an underlying portfolio will not match exactly the underlying portfolio's current or potential investments. An underlying portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests--for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities--which involves a risk that the futures position will not correlate precisely with the performance of the underlying portfolio's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with an underlying portfolio's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between an underlying portfolio's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. An underlying portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in an underlying portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the underlying portfolio's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with longer settlement periods for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for an underlying portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, an underlying portfolio may not be able to promptly liquidate unfavorable positions and potentially be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the underlying portfolio's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

OPTIONS ON FUTURES CONTRACTS. An underlying portfolio may buy and write options on futures contracts. An option on a futures contract gives the underlying portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase and writing of options on futures contracts is similar in some respects to the purchase and writing of options on individual securities. See "Options on Securities." Transactions in options on futures contracts generally will be made to attempt to hedge against potential changes in interest rates or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the underlying portfolio's securities or the process of securities which the underlying portfolio is considering buying at a later date. An underlying portfolio may also enter into such transactions for non-hedging purposes (e.g., modify exposure to various currency markets).

The purchase of a call option on a futures contract may or may not be less risky than ownership of the futures contract or the underlying instrument, depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument. As with the purchase of futures contracts, when an underlying portfolio is not fully invested it may buy a call option on a futures contract to attempt to hedge against a market advance.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the underlying portfolio will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the underlying portfolio's holdings. The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the underlying portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the underlying portfolio is considering buying. If a call or put option an underlying portfolio has written is exercised, the underlying portfolio will incur loss, which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and change in the value of the futures positions, an underlying portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respect to the purchase of protective put options on portfolio securities. For example, an underlying portfolio may buy a put option on a futures contract to attempt to hedge the underlying portfolio's securities against the risk of falling prices.

The amount of risk an underlying portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FORWARD CONTRACTS. An underlying portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the underlying portfolio from adverse changes in the relationship between the U.S. dollar and other currencies or to gain exposure to currencies underlying various securities or financial instruments held in an underlying portfolio. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. An underlying portfolio may invest in forward currency contracts with stated contract values of up to the value of its assets.

An underlying portfolio may exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell. An underlying portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in or exposed to fluctuations in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge").

Additionally, when an underlying portfolio's sub-adviser believes that a foreign currency in which portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, the underlying portfolio may enter into a forward currency contract to sell an amount of that foreign currency (or a proxy currency whose performance is expected to replicate the performance of that currency) for U.S. dollars approximating the value of some or all of the portfolio securities denominated in that currency (not exceeding the value of the underlying portfolio's assets denominated in that currency) or by participating in options or futures contracts with respect to the currency, or when the underlying portfolio's sub-adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency for a fixed U.S. dollar amount ("position hedge"). This type of hedge seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the security's value relative to other securities denominated in the foreign currency.

An underlying portfolio also may enter into a forward currency contract with respect to a currency where the underlying portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge").

In any of the above circumstances, an underlying portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when the underlying portfolio's sub-adviser believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the underlying portfolio are denominated ("cross-hedge"). For example, if the underlying portfolio's sub-adviser believes that a particular foreign currency may decline relative to the U.S. dollar, an underlying portfolio could enter into a contract to sell that currency or a proxy currency (up to the value of the underlying portfolio's assets denominated in that currency) in exchange for another currency that the sub-adviser expects to remain stable or to appreciate relative to the U.S. dollar. Shifting an underlying portfolio's currency exposure from one foreign currency to another removes the underlying portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the underlying portfolio if its sub-adviser's projection of future exchange rates is inaccurate.

An underlying portfolio also may enter into forward contracts to buy or sell at a later date instruments in which an underlying portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing, and it is not currently possible to identify instruments on which forward contracts might be created in the future.

An underlying portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that an underlying portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Trust's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the underlying portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges (alternatively, liquid assets may be earmarked on the underlying portfolio's records). If the value of the segregated securities declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the account will be equal to the amount of the underlying portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated assets, an underlying portfolio may buy call options permitting the underlying portfolio to buy the amount of foreign currency subject to the hedging transaction by a forward sale contract or it may buy put options permitting the underlying portfolio to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, an underlying portfolio's ability to utilize forward contracts in the manner set forth in the prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unforeseen changes in currency prices may result in poorer overall performance for an underlying portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on an underlying portfolio's foreign currency denominated portfolio securities.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedging transaction generally will not be precise. In addition, an underlying portfolio may not always be able to enter into forward contracts at attractive prices and accordingly may be limited in its ability to use these contracts in seeking to hedge the underlying portfolio's assets.

Also, with regard to an underlying portfolio's use of cross-hedging transactions, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time, poor correlation may exist between movements in the exchange rates of the foreign currencies underlying an underlying portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the underlying portfolio's assets that are subject of the cross-hedging transactions are denominated.

OPTIONS ON FOREIGN CURRENCIES. An underlying portfolio may buy put and call options and may write covered put and call options on foreign currencies in a manner similar to that in which futures contracts or forward contracts on foreign currencies may be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, an underlying portfolio may buy put options on the foreign currency. If the value of the currency declines, the underlying portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, an underlying portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of exchange rate movements adverse to an underlying portfolio's option position, the underlying portfolio could sustain losses on transactions in foreign currency options which would require that the underlying portfolio lose a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to an underlying portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

An underlying portfolio may write options on foreign currencies for the same types of hedging purposes. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, an underlying portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, an underlying portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the underlying portfolio to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium received, and only if exchange rates move in the expected direction. If that does not occur, the option may be exercised and the underlying portfolio would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, an underlying portfolio also may lose all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

An underlying portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by an underlying portfolio is "covered" if the underlying portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian (alternatively, liquid assets may be earmarked on the underlying portfolio's records)) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the underlying portfolio has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written, or (ii) is greater than the exercise price of the call written, and if the difference is maintained by the underlying portfolio in cash or high-grade liquid assets in a segregated account.

An underlying portfolio may also write call options on foreign currencies for cross-hedging purposes that may not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the underlying portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the underlying portfolio collateralizes the option by maintaining segregated assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

An underlying portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the underlying portfolio is permitted to invest directly. An underlying portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by the underlying portfolios' sub-adviser for monitoring the creditworthiness of those entities. To the extent that an option bought or written by an underlying portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the underlying portfolio's obligations under an option written by the underlying portfolio, as the case may be, will be subject to the underlying portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the underlying portfolio to effect an offsetting transaction at the time when the underlying portfolio's sub-adviser believes it would be advantageous for it to do so.

OPTIONS ON SECURITIES. In an effort to protect the value of portfolio securities or to enhance returns, an underlying portfolio may write covered put and call options and may buy put and call options and warrants on securities that are traded on United States and foreign securities exchanges and over the counter. An underlying portfolio may write and buy options on the same types of securities that the underlying portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on an underlying portfolio's writing and buying options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by an underlying portfolio is "covered" if the underlying portfolio (i) maintains cash not available for investment or other liquid assets with a value equal to the exercise price in a segregated account with its custodian (alternatively, liquid assets may be earmarked on the fund's records) or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. A call option written by an underlying portfolio is "covered" if the underlying portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash consideration with its custodian (alternatively, liquid assets may be earmarked on the fund's records)) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the underlying portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or
(ii) is greater than the exercise price of the call written if the difference is maintained by the underlying portfolio in cash and high-grade liquid assets in a segregated.

An underlying portfolio collateralizes its obligation under a written call option by segregating with its custodian cash or other liquid assets (alternatively, liquid assets may be earmarked on the fund's records) in an amount not less than the market value of the underlying security, marked-to-market daily.

If a put or call option written by an underlying portfolio were exercised, the underlying portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the underlying portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the underlying portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The underlying portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit an underlying portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both or, in the case of a written put option, will permit an underlying portfolio to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other portfolio investments. If an underlying portfolio desires to sell a particular security on which the underlying portfolio has written a call option, the underlying portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

An underlying portfolio may realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; an underlying portfolio may realize a loss from a closing transaction if the price of the purchase transaction is less than the premium paid to buy the option. Because increases in the market of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the underlying portfolio.

An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that an underlying portfolio would have to exercise the options in order to realize any profit. If an underlying portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the underlying portfolio delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event, the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

An underlying portfolio may write options in connection with buy-and-write transactions; that is, an underlying portfolio may buy a security and then write a call option against that security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, an underlying portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the underlying portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and an underlying portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the underlying portfolio may elect to close the position or take delivery of the security at the exercise price and an underlying portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

An underlying portfolio may buy put options to attempt to hedge against a decline in the value of its securities. By using put options in this way, an underlying portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

An underlying portfolio may buy call options to attempt to hedge against an increase in the price of securities that the underlying portfolio may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by an underlying portfolio upon exercise of the option; and unless the price of the underlying security rises sufficiently, the option may expire worthless to the underlying portfolio.

In purchasing an option, an underlying portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option brought by an underlying portfolio were permitted to expire without being sold or exercised, the underlying portfolio would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

INTEREST RATE SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of its investments from interest rate or currency exchange rate fluctuations, an underlying portfolio may enter into interest rate swaps, and may buy or sell interest rate caps and floors. An underlying portfolio expects to enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. An underlying portfolio also may enter into these transactions to attempt to protect against any increase in the price of securities the underlying portfolio may consider buying at a later date. An underlying portfolio does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by an underlying portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

Swap and swap-related products are specialized OTC instruments and their use involves risks specific to the markets into which they are entered. An underlying portfolio will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the underlying portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of an underlying portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value of at least equal to the accrued excess will be segregated with the Trust's custodian (alternatively, liquid assets may be earmarked on the fund's records). If an underlying portfolio enters into an interest rate swap on other than a net basis, the underlying portfolio would segregate assets in the full amount accrued on a daily basis of the underlying portfolio's obligations with respect to the swap. An underlying portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. An underlying portfolio's sub-adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, an underlying portfolio will have contractual remedies pursuant to the agreements related to the transaction.

For purposes of applying an underlying portfolio's investment policies and restrictions, swap agreements are generally valued by the underlying portfolio at market value. In the case of a credit default swap sold by an underlying portfolio (i.e., where the underlying portfolio is selling credit default protection), however, the underlying portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the underlying portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The sub-adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent an underlying portfolio sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

Interest rate swap transactions are subject to limitations set forth in the underlying portfolios' policies. These transactions may in some instances involve the delivery of securities or other underlying assets by an underlying portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that an underlying portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, an underlying portfolio would risk the loss of the net amount of the payments that the underlying portfolio contractually is entitled to receive. An underlying portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above.

In addition to the instruments, strategies and risks described in this SAI and in the prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts, and other hedging techniques, that become available as the underlying portfolio's sub-adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new instruments and techniques are developed. The sub-adviser may use these opportunities to the extent they are consistent with the underlying portfolio's investment objective and are permitted by the underlying portfolio's investment limitations and applicable regulatory requirements.

SUPRANATIONAL AGENCIES. Unless otherwise indicated, an underlying portfolio may invest up to 25% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered government securities and are not supported, directly or indirectly, by the U.S. Government.

INDEX OPTIONS. In seeking to hedge all or a portion of its investments, an underlying portfolio may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the underlying portfolio. An underlying portfolio with such option writing authority may write only covered options. An underlying portfolio may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indices are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. An underlying portfolio may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or a board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than (in the case of a call) or less than, (in the case of a put) the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether an underlying portfolio realizes a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by an underlying portfolio of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of an underlying portfolio to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although an underlying portfolio will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that an underlying portfolio engage in such a transaction.

WEBS AND OTHER INDEX-RELATED SECURITIES. An underlying portfolio may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of equity securities that seeks to track the performance of an underlying index or a portion of an index. Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value. An underlying portfolio may invest in shares in an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. An underlying portfolio also may invest in the CountryBaskets Index Fund, Inc. or another fund the shares of which are the substantial equivalent of WEBS. An underlying portfolio may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the underlying index of the SPDR. An underlying portfolio investing in a SPDR would be entitled to the dividends that accrue to the underlying index stocks in the underlying portfolio, less trust expenses.

An underlying portfolio may invest in Dow Industrial Average Model New Deposit Shares ("DIAMONDS") (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average) and the NASDAQ-100 Trust (interests in a portfolio of securities of the largest and most actively traded noon-financial companies listed on the NASDAQ Stock Market).

Index-related securities may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an index-related security is priced more attractively than securities in the underlying index. Because the expense associated with an investment in index-related securities may be substantially lower than the expenses of small investments directly in the securities comprising the indices they seek to track, investments in index-related securities may provide a cost-effective means of diversifying an underlying portfolio's assets across a broad range of equity securities.

The prices of index-related securities are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an index-related security is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instrument is based on a basket of stocks. The market prices of index-related securities are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an index-related security could adversely affect the liquidity and value of the shares of the underlying portfolio.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities, securities indices, and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the underlying portfolio invests. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, an underlying portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or OTC instruments, and adverse market movements could, therefore, continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

An underlying portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to an underlying portfolio as the possible loss of the entire premium paid for an option bought by the underlying portfolio, the inability of the underlying portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that an underlying portfolio will be able to use those instruments effectively for the purposes set forth above.

In connection with certain of its hedging transactions, assets must be segregated with the Trust's custodian bank to ensure that the underlying portfolio will be able to meet its obligations under these instruments (alternatively, liquid assets may be earmarked on the Trust's records). Assets held in a segregated account generally may not be disposed of for as long as the underlying portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the underlying portfolio's assets could impede implementation of the underlying portfolio's investment policies or the underlying portfolio's ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by an underlying portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded OTC. In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits; and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges are available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting an underlying portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in an underlying portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

SHORT SALES

A short sale means selling a security an underlying portfolio does not own to take advantage of an anticipated decline in the stock's price. Once an underlying portfolio sells the security short, it has an obligation to replace the borrowed security; if the underlying portfolio can buy the security back at a lower price, a profit results. The underlying portfolios may from time to time sell securities short. In the event that the sub-adviser anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. An underlying portfolio will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the underlying portfolio must replace the borrowed security. All short sales will be fully collateralized.

Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and an underlying portfolio may be unable to replace a borrowed security sold short.

The underlying portfolios may sell securities "short against the box." A short sale is the sale of a security that an underlying portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the underlying portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. In no event will an underlying portfolio engage in short sales transactions if it would cause the market value of all of the underlying portfolio's securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the underlying portfolio is limited to the lesser of 2% of the value of the underlying portfolio's net assets or 2% of the securities of any class of the issuer. An underlying portfolio may also "sell short against the box," i.e., the underlying portfolio owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. A


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capital gain is recognized immediately upon entering into a short sale against the box with respect to an appreciated security. Short sales are speculative in nature, and may reduce returns or increase volatility.

RISK FACTORS

LEVERAGE RISKS - Leverage risk is created when an investment exposes an underlying portfolio to a level of risk that exceeds the amount invested. Changes in the value of the investment magnify such portfolio's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

LIQUIDITY RISKS - Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, an underlying portfolio may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the underlying portfolio's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the underlying portfolio may not be able to sell a security or close out a derivative contract when it wants. If this happens, the underlying portfolio will be required to continue to hold the security or keep the position open, and the underlying portfolio could incur losses. Over-the-counter ("OTC") derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to any limitations set forth in its policies and investment restrictions, an underlying portfolio may invest in zero coupon, pay-in-kind or step coupon securities. Zero coupon and step coupon bonds are issued and traded at a discount from their face amounts. They do not entitle the holder to any periodic payment of interest prior to maturity or prior to a specified date when the securities begin paying current interest. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities may pay all or a portion of their interest or dividends in the form of additional securities. Because they do not pay current income, the price of pay-in-kind securities can be very volatile when interest rates change.

Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrue that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code, the underlying portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because an underlying portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years an underlying portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. An underlying portfolio might obtain such cash from selling other portfolio holdings. These actions are likely to reduce the assets to which an underlying portfolio's expenses could be allocated and to reduce the rate of return for the underlying portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the underlying portfolio to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

WARRANTS AND RIGHTS

Subject to its investment limitations, an underlying portfolio may invest in warrants and rights. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. The purchaser of a warrant expects the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. Of course, because the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to the expiration date.

MORTGAGE-BACKED SECURITIES

Subject to its investment restrictions and policies, an underlying portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association ("GNMA") certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates, are not.

Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the underlying portfolio. These securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed-income securities. During periods of declining interest rates, prepayments can be expected to accelerate which will shorten these securities' weighted average life and may lower their return. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the weighted average life of these securities which generally would cause their values to fluctuate more widely in response to changes in interest rates.

The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not subject to an underlying portfolio's industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the underlying portfolio takes the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries.

ASSET-BACKED SECURITIES

Subject to an underlying portfolio's investment restrictions and policies, asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (e.g., loans) are subject to prepayments that shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement. An underlying portfolio will invest its assets in asset-backed securities subject to any limitations set forth in its investment policies or restrictions.

PASS-THROUGH SECURITIES

Subject to its investment restrictions and policies, an underlying portfolio may invest its net assets in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary, which are passed through to purchasers, such as the underlying portfolio. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The underlying portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owed on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely


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

payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. Government.

The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. Government.

OTHER INCOME PRODUCING SECURITIES

Subject to its investment restrictions and policies, other types of income-producing securities that an underlying portfolio may purchase include, but are not limited to, the following types of securities:

VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

STANDBY COMMITMENTS. These instruments, which are similar to a put, give an underlying portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the underlying portfolio at a specified price.

TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

INVERSE FLOATERS. Inverse floaters are instruments whose interest bears an inverse relationship to the interest rate on another security. The underlying portfolios will not invest more than 5% of their assets in inverse floaters.

The underlying portfolio may purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of its portfolio.

ILLIQUID AND RESTRICTED/144A SECURITIES

Subject to its investment restrictions, the underlying portfolios may invest a certain percentage of their net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the Securities Act, established a "safe harbor" from the registration requirements of the Securities Act, for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by an underlying portfolio could, however, adversely affect the marketability of such portfolio security and the underlying portfolio might be unable to dispose of such security promptly or at reasonable prices.

The Trust's Board of Trustees has authorized TIM to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Trustees. Under the guidelines, TIM may consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. An underlying portfolio may be restricted in its ability to sell such securities at a time when the portfolio's sub-adviser deems it advisable to do so. In addition, in order to meet redemption requests, the underlying portfolio may have to sell other assets, rather than such illiquid securities, at a time that is not advantageous.


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OTHER INVESTMENT COMPANIES

Subject to applicable investment restrictions, an underlying portfolio may invest in securities issued by other investment companies as permitted under the 1940 Act. An underlying portfolio may indirectly bear a portion of any investment advisory fees and expenses and distribution (12b-1) fees paid by portfolios in which it invests, in addition to the advisory fees and expenses paid by the underlying portfolio.

BANK AND THRIFT OBLIGATIONS

Bank and thrift obligations in which an underlying portfolio may invest are limited to dollar-denominated certificates of deposit, time deposits and bankers' acceptances issued by bank or thrift institutions. Certificates of deposit are short-term, unsecured, negotiable obligations of commercial banks and thrift institutions. Time deposits are non-negotiable deposits maintained in bank or thrift institutions for specified periods of time at stated interest rates. Bankers' acceptances are negotiable time drafts drawn on commercial banks usually in connection with international transactions.

Bank and thrift obligations in which the underlying portfolio invests may be, but are not required to be, issued by institutions that are insured by the Federal Deposit Insurance Corporation (the "FDIC"). Bank and thrift institutions organized under Federal law are supervised and examined by federal authorities and are required to be insured by the FDIC. Institutions organized under state law are supervised and examined by state banking authorities but are insured by the FDIC only if they so elect. State institutions insured by the FDIC are subject to federal examination and to a substantial body of Federal law regulation. As a result of federal and state laws and regulations, federally insured bank and thrift institutions are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks and of United Kingdom branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and United Kingdom branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. Certificates of deposit issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed by that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (i) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC.

An underlying portfolio may purchase obligations, or all or a portion of a package of obligations, of smaller institutions that are federally insured, provided the obligation of any single institution does not exceed the federal insurance coverage of the obligation, presently $100,000.

INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income-producing real estate, or real-estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

RISK FACTORS

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; overbuilding; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject an underlying portfolio to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for damages resulting from, environmental problems, casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk. (See "Debt Securities and Fixed-Income Investing" below.)

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes are unsecured commercial paper instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Because variable rate master demand notes are direct lending arrangements between an underlying portfolio and the issuer, they are not normally traded.

Although no active secondary market may exist for these notes, an underlying portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy a sub-adviser that the ratings are within the two highest ratings of commercial paper.

In addition, when purchasing variable rate master demand notes, a sub-adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand.

RISK FACTORS

In the event an issuer of a variable rate master demand note defaulted on its payment obligations, an underlying portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

DEBT SECURITIES AND FIXED-INCOME INVESTING

Debt securities include securities such as corporate bonds and debentures; commercial paper; trust preferreds, debt securities issued by the U.S. Government, its agencies and instrumentalities; or foreign governments; asset-backed securities; CMOs; zero coupon bonds; floating rate, inverse floating rate and index obligations; "strips"; structured notes; pay-in-kind and step securities.

Fixed-income investing is the purchase of a debt security that maintains a level of income that does not change. For instance, bonds paying interest at a specified rate that does not change are fixed-income securities. When a debt security is purchased, an underlying portfolio owns "debt" and becomes a creditor to the company or government.

Consistent with an underlying portfolio's investment policies, it may invest in fixed income instruments, which include securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers' acceptances; repurchase agreements and reverse repurchase agreements; debt securities issued by state or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. An underlying portfolio may invest in derivatives based on fixed income instruments.

Fixed-income securities generally include short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, or preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period of time. An underlying portfolio may vary the average maturity of its portfolio of debt securities based on the sub-adviser's analysis of interest rate trends and factors.

Bonds rated Baa by Moody's or BBB by S&P are considered medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payment prospects and principal security for such bonds appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. (See Appendix A for a description of debt securities ratings.)

RISK FACTORS

Investments in debt securities are generally subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities in which the underlying portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of debt securities, whereas a decline in interest rates will tend to increase their value.

Generally, shorter-term securities are less sensitive to interest rate changes, but longer-term securities offer higher yields. A portfolio's share price and yield will also depend, in part, on the quality of its investments in debt securities.

Such securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in an underlying portfolio's share price will depend upon the extent of the underlying portfolio's investment in such securities.

STRUCTURED NOTES

The values of the structured notes in which an underlying portfolio may invest are linked to equity securities or equity indices ("reference instruments"). These instruments differ from other types of debt securities in several respects. The interest rate or principal amount payable at maturity may vary based on changes in the equity security or index. A structured note may be positively or negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured note may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

RISK FACTORS

Investments in structured notes involve certain risks, including the credit risk of the issuer and the normal risks of price changes in response to changes in interest rates. Further, in the case of certain structured notes, a decline in the reference instrument may cause the interest rate to be reduced to zero; and any further declines in the reference instrument may then reduce the principal amount payable on maturity. Finally, these securities may be less liquid than other types of securities, and may be more volatile than their underlying reference instruments.

HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk bonds") are debt securities rated below investment grade by the primary rating agencies (such as S&P and Moody's). (See Appendix A for a description of debt securities rating.)

RISK FACTORS

The value of lower-quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher-quality securities. Conversely, the value of higher-quality securities may be more sensitive to interest rate movements than lower-rated securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher-quality investment.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, an underlying portfolio would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower-quality securities is generally less liquid than the market for higher-quality bonds. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a greater negative impact on the market for lower-quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as higher-quality securities.

TRADE CLAIMS

Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. Trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

RISK FACTORS

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid securities that generally do not pay interest, and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

BRADY BONDS

Subject to its investment policies and restrictions, an underlying portfolio may invest in Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S.-dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

COLLATERALIZED MORTGAGE OBLIGATIONS

Collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities, provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as real estate mortgage investment conduits. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes which generally require, within certain limits, that specified amounts of principal be applied on each payment date, and generally exhibit less yield and market volatility than other classes. Generally, CMOs are issued or guaranteed by the U.S. government or its agencies or instrumentalities or maybe collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Certain CMOs in which an underlying portfolio may invest are not guaranteed by the U.S. government or its agencies or instrumentalities.


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COLLATERALIZED DEBT OBLIGATIONS

An underlying portfolio may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high-risk, below-investment-grade, fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which an underlying portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by an underlying portfolio as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities discussed elsewhere in this SAI and the underlying portfolio's prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default;
(iii) an underlying portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DOLLAR ROLL TRANSACTIONS

An underlying portfolio may enter into "dollar roll" transactions, which consist of the sale by the underlying portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The underlying portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which an underlying portfolio agrees to buy a security on a future date.

The underlying portfolios will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions.

Dollar rolls are treated for purposes of the 1940 Act, as borrowings of an underlying portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to an underlying portfolio. For example, while an underlying portfolio receives a fee as consideration for agreeing to repurchase the security, the underlying portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by an underlying portfolio, thereby effectively charging the underlying portfolio interest on its borrowing. Further, although an underlying portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the underlying portfolio's borrowing.

The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, an underlying portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before an underlying portfolio is able to purchase them. Similarly, the underlying portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to an underlying portfolio, the security that the underlying portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that an underlying portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.


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EXCHANGE TRADED FUNDS ("ETFS")

ETFs are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. An underlying portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

HYBRID INSTRUMENTS

Subject to its investment restrictions and strategies, the each of the underlying portfolios may invest in hybrid instruments. Hybrid instruments have recently been developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below-market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity, and their use may not be successful.

INDEXED SECURITIES

The underlying portfolios may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short-to intermediate-term, fixed-income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

INTEREST RATE TRANSACTIONS

Subject to its investment restrictions and strategies, each of the underlying portfolios may enter into interest rate swaps and the purchase or sale of related caps and floors. An underlying portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the underlying portfolio anticipates purchasing at a later date. An underlying portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the underlying portfolio may be obligated to pay. Interest rate swaps involve the exchange by an underlying portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

An underlying portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the underlying portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the investment adviser to the underlying portfolios and the Trust believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. An underlying portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, an underlying portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.


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DISTRESSED SECURITIES

The underlying portfolios may invest in distressed securities. Distressed securities are speculative and involve substantial risks. Generally, an underlying portfolio will invest in distressed securities when the sub-adviser believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that an underlying portfolio will achieve these returns or that the issuer will make an exchange offer or adopt a plan of reorganization. An underlying portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

MUNICIPAL FIXED-INCOME SECURITIES

Subject to its investment restrictions and strategies, each of the underlying portfolios may invest in municipal bonds of any state, territory or possession of the United States ("U.S."), including the District of Columbia. The underlying portfolios may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works.

Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt. Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

The underlying portfolios may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by an underlying portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the underlying portfolio. Neither event would require the underlying portfolio to sell the bond, but the underlying portfolio's investment adviser would consider such events in determining whether the underlying portfolio should continue to hold it.

The ability of the underlying portfolios to achieve their respective investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the underlying portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the underlying portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the underlying portfolios.

From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the underlying portfolios. If such legislation were passed, the Trust's Board of Trustees may recommend changes in an underlying portfolio's investment objectives and policies.

NON-MORTGAGE ASSET-BACKED SECURITIES

Non-mortgage asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.


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

Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less.

The purchase of non-mortgage asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the cardholder.

PASSIVE FOREIGN INVESTMENT COMPANIES

The underlying portfolios may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of an underlying portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the underlying portfolio held its investment. In addition, the underlying portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and interest, the underlying portfolio intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The underlying portfolio will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.

PREFERRED STOCKS

The underlying portfolios may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating or non-participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

STRIPPED MORTGAGE-BACKED SECURITIES

Stripped Mortgage-Backed Securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case,


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one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on an underlying portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an underlying portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

LOAN PARTICIPATIONS AND ASSIGNMENTS

The underlying portfolios may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The underlying portfolios may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, the underlying portfolios assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which the underlying portfolios intend to invest may not be rated by any nationally recognized rating service.

A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the underlying portfolios have direct recourse against the corporate borrower, the underlying portfolios may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the underlying portfolios were determined to be subject to the claims of the agent bank's general creditors, the underlying portfolios might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If the underlying portfolios do not receive scheduled interest or principal payments on such indebtedness, the underlying portfolio's share price and yield could be adversely affected. Loans that are fully secured offer the underlying portfolios more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

The underlying portfolios may invest in loan participations with credit quality comparable to that of issuers of their securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the underlying portfolios bear a substantial risk of losing the entire amount invested.

Each of the underlying portfolios limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry. For purposes of these limits, the underlying portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the underlying portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the underlying portfolio and the corporate borrower, if the participation does not shift to the underlying portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the underlying portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the underlying portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the underlying portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what a sub-adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining an underlying portfolio's net asset value than if that value were based on available market quotations, and could result in significant variations in the underlying portfolio's daily share price. At the


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same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the underlying portfolios currently intend to treat indebtedness for which there is not a readily available market as illiquid for purposes of each of the underlying portfolio's limitation or illiquid investments. Investments in loan participations are considered to debt obligations for purposes of the underlying portfolio's investment restrictions relating to the lending of funds or assets by the underlying portfolio.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the underlying portfolios. For example, if a loan is foreclosed, the underlying portfolios could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the underlying portfolios could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the underlying portfolios rely on the sub-adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the underlying portfolios.

CREDIT DEFAULT SWAPS

The underlying portfolios may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the underlying portfolios would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the underlying portfolios would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the underlying portfolios would keep the stream of payments and would have no payment obligations. As the seller, the underlying portfolios would be subject to investment exposure on the notional amount of the swap.

The underlying portfolios may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the underlying portfolios would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk--that the seller may fail to satisfy its payment obligations to the underlying portfolios in the event of a default.

EVENT-LINKED BONDS

Each of the underlying portfolios may invest up to 5% of its net assets in "event-linked bonds," which are fixed-income securities for which the return of principal and payment of interest is contingent on the non-occurrence of specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some event-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the underlying portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the underlying portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The Trust is governed by a Board of Trustees*. Subject to the supervision of the Board of Trustees, the assets of the portfolio are managed by an investment adviser and sub-adviser, and the portfolio managers. The Board of Trustees is responsible for managing the business and affairs of the Trust and oversees the operation of the Trust by its officers. It also reviews the management of the portfolio's assets by the investment adviser and sub-adviser. Information about the Trustees and Officers of the Trust is as follows:

INDEPENDENT TRUSTEES**

                                               TERM OF
                                                OFFICE                                                 NUMBER
                                                 AND                                                     OF
                                                LENGTH                                                FUNDS IN
                                               OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST 5       COMPLEX         OTHER
   NAME, ADDRESS AND AGE         POSITION      SERVED*                     YEARS                      OVERSEEN      TRUSTEESHIPS
--------------------------   ---------------   -------   ------------------------------------------   --------   -----------------
Peter R. Brown               Chairman,         1986 -    Chairman & Trustee, Transamerica IDEX        92         N/A
8323 40th Place North        Trustee           present   Mutual Funds (TA IDEX) (1986-present);
St. Petersburg, FL 33709                                 Chairman & Director, Transamerica Income
(DOB: 5/10/28)                                           Shares, Inc. (TIS) (2002-present);
                                                         Director, Transamerica Index Funds, Inc.
                                                         (TIF) (2002-2004); Chairman of the
                                                         Board, Peter Brown Construction Company
                                                         (1963- 2000); Rear Admiral (Ret.) U.S.
                                                         Navy Reserve, Civil Engineer Corps

Daniel Calabria              Trustee           2001-     Trustee, TA IDEX (1996 - present);           92         N/A
7068 S. Shore Drive S.                         present   Director, TIS (2002 - present);  Member
South Pasadena, FL 33707                                 of Investment Committee, Ronald McDonald
(DOB: 3/5/36)                                            House Charities of Tampa Bay, Inc. (1997
                                                         - present); Trustee, The Hough Group of
                                                         Funds (1993 - 2004); prior to 1996,
                                                         served in senior executive capacities
                                                         for several mutual fund management
                                                         companies for more than 30 years

Janice B. Case               Trustee           2001-     Trustee, TA IDEX (2002 - present);           92         Director, Central
205 Palm Island NW                             present   Director, TIS (2002 - present); Senior                  Vermont Public
Clearwater, FL 33767                                     Vice President, Florida Power                           Service Corp
(DOB: 9/27/52)                                           Corporation (1996-2000); Director,                      (2001-present);
                                                         Cadence Network, Inc. (1997-2004);                      Director, Western
                                                         Trustee, Morton Plant Mease Healthcare                  Electricity
                                                         (1999-2005); Director Arts Center &                     Coordinating
                                                         Theatre (2001-present)                                  Council
                                                                                                                 (2002-present)

Charles C. Harris            Trustee           1986 -    Trustee, TA IDEX (1994 - present);           92         N/A
2 Seaside Lane, #304                           present   Director, TIS (2002 - present)
Belleair, FL 33756
(DOB: 7/15/30)

Leo J. Hill                  Trustee           2001-     Trustee, TA IDEX (2002 - present);           92         N/A
7922 Bayou Club Blvd.                          present   Director, TIS (2002 - present); Owner &
Largo, FL 33777                                          President, Prestige Automotive Group
(DOB: 3/27/56)                                           (2001 - 2005); President, L. J. Hill &
                                                         Company (1999 - Present);
                                                         Market President, Nations Bank of Sun
                                                         Coast Florida (1998 - 1999); President &
                                                         CEO, Barnett Banks of Treasure Coast
                                                         Florida (1994 - 1998); EVP & Sr. Credit
                                                         Officer, Barnett Banks of Jacksonville,
                                                         Florida (1991 - 1994);
                                                         Sr. Vice President & Sr. Loan
                                                         Administration Officer, Wachovia Bank of
                                                         Georgia (1976 - 1991)

Russell A. Kimball, Jr.      Trustee           1986 -    Trustee, TA IDEX (2002 - present);           92         N/A
1160 Gulf Blvd.                                present   Director, TIS (2002 - present); General
Clearwater Beach, FL 33767                               Manager, Sheraton Sand Key Resort (1975
(DOB: 8/17/44)                                           - present)

Norm R. Nielsen              Trustee           2006 -    Trustee, TA IDEX (2006-present);             92         Iowa Student Loan
9687 Cypress Hammock, #201                     present   Director, TIS (2006-present); President,                Liquidity
Bonita Springs, FL 34135                                 Kirkwood Community College (1985-2005);                 Corporation
(DOB 5/11/39)                                            Director, Iowa Health Systems                           (1998-present);
                                                         (1994-2003); Director, Iowa City Area                   Buena Vista
                                                         Development (1996-2004)                                 University Board
                                                                                                                 of Trustees
                                                                                                                 (2004-present);
                                                                                                                 U.S. Bank (1988 -
                                                                                                                 present)

William W. Short, Jr.        Trustee           2000 -    Trustee, TA IDEX (1986 - present);           92         N/A
7882 Lantana Creek Road                        present   Director, TIS (2002 - present); Retired
Largo, FL 33777                                          CEO and Chairman of the Board, Shorts,
(DOB: 2/25/36)                                           Inc.

John W. Waechter             Trustee           2004 -    Trustee, TA IDEX (2005 - present);           92         N/A
5913 Bayview Circle                            present   Director, TIS (2004 - present);
Gulfport, FL 33707                                       Executive Vice President, Chief
(DOB: 2/25/52)                                           Financial Officer, Chief Compliance
                                                         Officer, William R. Hough & Co. (1979 -
                                                         2004); Treasurer, The Hough Group of
                                                         Funds (1993 - 2004)

INTERESTED TRUSTEES:***

                                                                                                       NUMBER
                                                                                                         OF
                                               LENGTH                                                 FUNDS IN
                                               OF TIME     PRINCIPAL OCCUPATION(S) DURING PAST 5       COMPLEX         OTHER
   NAME, ADDRESS AND AGE        POSITION       SERVED                      YEARS                      OVERSEEN      TRUSTEESHIPS
--------------------------   ---------------   -------   ------------------------------------------   --------   -----------------
John K. Carter               Trustee,          2006 -    Trustee (September 2006 - present),          92         N/A
(DOB: 4/24/61)               President &       present   President & CEO (July 2006 - present),
                             Chief Executive             Sr. Vice President (1999 - June 2006),
                             Officer                     Chief Compliance Officer, General
                                                         Counsel & Secretary (1999 - August
                                                         2006), TA IDEX; Sr. Vice President
                                                         (1999 - June 2006), Chief Compliance
                                                         Officer, General Counsel & Secretary
                                                         (1999 - August 2006),  ATST; Director
                                                         (September 2006 - present), President &
                                                         CEO (July 2006 - present), Sr. Vice
                                                         President (2002 - June 2006), General
                                                         Counsel, Secretary & Chief Compliance
                                                         Officer (2002 - August 2006), TIS;
                                                         President, CEO (July 2006 - present),
                                                         Sr. Vice President (1999 - June 2006),
                                                         Director (2000 - present), General
                                                         Counsel, & Secretary (2000 - August
                                                         2006), Chief Compliance Officer,
                                                         (2004-August 2006), TFAI; President,
                                                         CEO (July 2006 - present), Sr. Vice
                                                         President (1999 - June 2006), Director
                                                         (2001 - present), General Counsel, &
                                                         Secretary (2001- August 2006), TFS;
                                                         Vice President, AFSG Securities
                                                         Corporation (AFSG) (2001-present); CEO
                                                         (July 2006 - present), Vice President,
                                                         Secretary & Chief Compliance Officer
                                                         (2003-August 2006), Transamerica
                                                         Investors, Inc. (TII); Sr. Vice
                                                         President, General Counsel & Secretary,
                                                         TIF (2002 - 2004); Vice President,
                                                         Transamerica Investment Services, Inc.
                                                         (TISI) (2003-2005) & Transamerica
                                                         Investment Management, LLC (TIM)
                                                         (2001-2005)

* Each Trustee shall hold office until 1) his or her successor is elected and qualified or 2) he or she resigns or his or her term as a Trustee is terminated in accordance with the Trust's bylaws.

** Independent trustee ("Independent Trustee") means a trustee who is not an "interested person" (as defined under the 1940 Act) of the Trust (the "Independent Trustees").

*** May be deemed an "interested person" of the Trust as defined in the 1940 Act, due to employment with an affiliate of TFAI.

OFFICERS:

                                                TERM OF OFFICE AND
                                                  LENGTH OF TIME
NAME, ADDRESS* AND AGE         POSITION              SERVED**              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------   --------------------   ------------------   -------------------------------------------------------
Dennis P. Gallagher      Sr. Vice               2006 - present       Sr. Vice  President,  General  Counsel & Secretary,  TA
(DOB: 12/19/70)          President,                                  IDEX & TIS (September  2006 - present);  Vice President
                         General Counsel &                           & Secretary, TII (September 2006 - present);  Director,
                         Secretary                                   Sr. Vice President,  General Counsel & Secretary,  TFAI
                                                                     & TFS (September  2006 - present);  Director,  Deutsche
                                                                     Asset Management  (1998 - 2006)

[Joseph Carusone         Interim Principal      2007 - present       [INSERT]
(DOB: ___________) ]     Financial Officer

T. Gregory Reymann, II   Sr. Vice President &   2006 - present       Chief  Compliance  Officer  & Sr.  Vice  President,  TA
(DOB:5/13/58)            Chief Compliance                            IDEX,  TFAI & TIS  (September  2006 -  present);  Chief
                         Officer                                     Compliance  Officer  (September  2006 - present) & Vice
                                                                     President  (2005 -  present),  TII;  Vice  President  &
                                                                     Senior  Counsel,  TFS (2005 - 2006);  Vice  President &
                                                                     Counsel,  ATST, TA IDEX,  TFAI, TIS (2004 - 2006),  TFS
                                                                     (2004 - 2005) & TIF (2004);  Attorney,  Gould, Cooksey,
                                                                     et. al. (2002 -2004)

* The business address of each officer is 570 Carillon Parkway, St. Petersburg, FL 33716. No officer of ATST, except the Chief Compliance Officer, receives any compensation from ATST.

** Elected and serves at the pleasure of the Board of Trustees of AEGON/Transamerica Series Trust.

COMMITTEES OF THE BOARD

The Trustees are responsible for major decisions relating to a portfolio's objective, policies and techniques. They review investment decisions, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has the following standing committees that each perform specialized functions: an Audit Committee, Compensation Committee, Valuation Oversight Committee, Proxy Voting/Marketing Committee, Governance/Nominating Committee and Contract Review Committee. The Trust also has an Administrative Valuation Committee and Administrative Proxy Voting Committee, which consist of members of Management.

                                                                                                                   NUMBER OF
                                                                                                                    MEETINGS
                                                                                                                  HELD DURING
                                                                                                                  LAST FISCAL
                                                                                                                      YEAR
      COMMITTEE                                   FUNCTIONS                                    MEMBERS             12/31/2006
----------------------   ----------------------------------------------------------   -------------------------   -----------
AUDIT                    The Audit Committee (1) oversees the accounting and          John W. Waechter,                3
                         reporting policies and practices of ATST; (2) oversees       Chairperson; Janice B.
                         the quality and integrity of the financial statements        Case; Leo J. Hill;
                         of ATST; (3) approves, prior to appointment, the             Daniel Calabria; Peter
                         engagement of ATST's independent auditors; and (4)           R. Brown
                         reviews and evaluates the independent auditors'
                         qualifications, independence and performance.

GOVERNANCE/              The Governance/Nominating Committee operates under a         Leo J. Hill,                     1
NOMINATING               written charter. The Governance/Nominating Committee         Chairperson;  Janice B.
                         nominates and evaluates Independent Trustee candidates.      Case; Russell A.
                         The Governance/Nominating Committee meets periodically,      Kimball, Jr.; John W.
                         as necessary, and is solely responsible for the              Waechter; Peter R. Brown
                         selection and nomination of potential candidates to
                         serve on the Board. The Governance/Nominating Committee
                         may consider nominations from shareholders of ATST.
                         Shareholders may submit for the Governance/Nominating
                         Committee's consideration, recommendations regarding
                         potential nominees for service on the Board.  Each
                         eligible shareholder or shareholder group may submit no
                         more than one nominee

                         each calendar year. Recommendations should be submitted to the Committee in care of the Trust's Secretary and must be received by December 31, 2007. In order for the
                         Governance/Nominating Committee to consider shareholder
                         submissions, the following requirements, among others,
                         must be satisfied regarding the nominee: the nominee must
                         satisfy all qualifications provided in ATST's
                         organizational documents, including qualification as a
                         possible Independent Trustee if the nominee is to serve in that capacity; the nominee may not be the nominating
                         shareholder, a member of the nominating shareholder group
                         or a member of the immediate family of the nominating
                         shareholder or any member of the nominating shareholder
                         group; neither the nominee nor any member of the nominee's immediate family may be currently employed or employed
                         within the year prior to the nomination by any nominating
                         shareholder entity or entity in a nominating shareholder
                         group; neither the nominee nor any immediate family member of the nominee is permitted to have accepted directly or
                         indirectly, during the year of the election for which the
                         nominee's name was submitted, during the immediately
                         preceding calendar year, or during the year when the
                         nominee's name was submitted, any consulting, advisory, or other compensatory fee from the nominating shareholder or
                         any member of a nominating shareholder group; the nominee
                         may not be an executive officer, director/trustee or
                         person fulfilling similar functions of the nominating
                         shareholder or any member of the nominating shareholder
                         group, or of an affiliate of the nominating shareholder or any such member of the nominating shareholder group; the
                         nominee may not control the nominating shareholder or any
                         member of the nominating shareholder group (or, in the
                         case of a holder or member that is a fund, an interested
                         person of such holder or member as defined by Section
                         2(a)(19) of the 1940 Act); and a shareholder or
                         shareholder group may not submit for consideration a
                         nominee which has previously been considered by the
                         Governance/Nominating Committee. In addition, in order for the Governance/Nominating Committee to consider
                         shareholder submissions, the following requirements must
                         be satisfied regarding the shareholder or shareholder
                         group submitting the proposed nominee: any shareholder or
                         shareholder group submitting a proposed nominee must
                         beneficially own, either individually or in the aggregate, more than 5% of the Trust's (or a portfolio thereof)
                         securities that are eligible to vote both at the time of
                         submission of the nominee and at the time of the Board
                         member election (each of the securities used for purposes
                         of calculating this ownership must have been held
                         continuously for at least two years as of the date of the
                         nomination); in addition, such securities must continue to be held through the date of the meeting and the nominating shareholder or shareholder group must also bear the
                         economic risk of the investment; and the nominating
                         shareholder or shareholder group must also submit a
                         certification which provides the number of shares which
                         the person or group has (a) sole power to vote or direct
                         the vote, (b) shared power to vote or direct

                         the vote, (c) sole power to dispose or direct the
                         disposition of such shares, and (d) shared power to
                         dispose or direct the disposition of such shares (in
                         addition the certification shall provide that the shares
                         have been held continuously for at least two years). In
                         assessing the qualifications of a potential candidate for
                         membership on the Board, the Governance/Nominating
                         Committee may consider the candidate's potential
                         contribution to the operation of the Board and its
                         committees, and such other factors as it may deem
                         relevant. The Governance/Nominating Committee has
                         oversight responsibilities and monitors certain issues,
                         including the adviser's and sub-advisers' codes of ethics, shareholder communications and shareholder complaint
                         resolution and disaster recovery policies, in consultation with the CCO and independent trustees' counsel, that
                         affect the duties of independent members of the Board.

COMPENSATION             Reviews compensation arrangements for each Independent       Janice B. Case;                  1
                         Trustee and makes recommendations regarding such             Chairperson; Charles C.
                         compensation.                                                Harris; Russell A.
                                                                                      Kimball, Jr.; Leo J.
                                                                                      Hill; Peter R. Brown

VALUATION OVERSIGHT      Oversees the process by which the portfolios calculate       Russell A. Kimball, Jr.,         3
                         their net asset value to verify consistency with the         Chairperson; Charles C.
                         portfolios' valuation policies and procedures, industry      Harris; William W.
                         guidance, interpretative positions issued by the             Short, Jr.; Robert L.
                         Securities and Exchange Commission and its staff, and        Anderson(1); Peter R.
                         industry best practices.                                     Brown

PROXY VOTING/MARKETING   Provides the Trust's consent to vote in matters where        Robert L. Anderson(1),           0
                         TFAI or a respective sub-adviser seeks such consent          Chairperson; William W.
                         because of a conflict of interest that arises in             Short, Jr.; Norm R.
                         connection with a particular vote, or for other              Nielsen; Jack E.
                         reasons.  The Proxy Voting/Marketing Committee also may      Zimmerman(1); Peter R.
                         review TFAI's and each sub-adviser's proxy voting            Brown
                         policies and procedures in lieu of submission of the
                         policies and procedures to the entire Board for
                         approval. Oversees the marketing of ATST's shares and
                         the distribution arrangements including the
                         distribution related services provided to ATST and its
                         shareholders, monitoring certain issues that affect the
                         duties of the Independent Trustees..

CONTRACT REVIEW          Oversees the Trust's relationship with key service           Charles C. Harris,               1
                         providers by overseeing the contract review process, helps   Chairperson; Daniel
                         ensure that the best interests of ATST and its               Calabria; Norm R.
                         shareholders are served by the terms of each contract and    Nielsen; Jack E.
                         makes recommendations to the Board.  The Board, not the      Zimmerman; Peter R. Brown
                         Committee, approves, rejects or continues a contract.

(1)  Serves as a Transamerica IDEX Trustee

TRUSTEE OWNERSHIP OF EQUITY SECURITIES

As of December 31, 2006, the Trustees of the Trust do not beneficially own shares of any portfolio of the Trust, except as set forth in the following table:

                                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                   DOLLAR RANGE OF          IN ALL REGISTERED INVESTMENT COMPANIES
                                              EQUITY SECURITIES IN THE   OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
              NAME OF TRUSTEE                        PORTFOLIOS                           COMPANIES
              ---------------                 ------------------------   -------------------------------------------
Peter R. Brown(1)..........................      $50,000 - $100,000                     Over $100,000
Daniel Calabria(1).........................              $0                             Over $100,000
John K. Carter*                                          $0                                   $0
Janice B. Case.............................         Over $100,000                       Over $100,000
Charles C. Harris(1).......................              $0                             Over $100,000
Leo J. Hill................................              $0                             Over $100,000
Russell A. Kimball, Jr.(1).................              $0                             Over $100,000
Norm R. Nielsen                                          $0                           $10,000 - $50,000
William W. Short, Jr.......................      $50,000 - $100,000                     Over $100,000
John W. Waechter ..........................              $0                             Over $100,000

* Interested Trustee as defined in the 1940 Act, due to employment with a TFAI affiliate.

(1) A portion of the dollar range of equity securities in the Family of Investment Companies for this Trustee consists of allocations made under the Trust's deferred compensation plan. The deferred compensation amounts are based on the value of Transamerica IDEX Mutual Funds' Class A shares elected by such Trustee (without the imposition of a sales charge).

CONFLICTS OF INTEREST

The following table sets forth information about securities owned beneficially or of record by each Independent Trustee or members of his or her immediate family representing interests in the Investment Adviser, Sub-Adviser or Distributor of the Trust, or any person controlling, controlled by or under common control with such persons. For this purpose, "immediate family member" includes the Trustee's spouse, children residing in the Trustee's household and dependents of the Trustee.

                             NAME OF OWNERS AND                                   VALUE OF    PERCENT OF
     NAME OF TRUSTEE      RELATIONSHIPS TO TRUSTEE   COMPANY   TITLE OF CLASS   SECURITIES*      CLASS
     ---------------      ------------------------   -------   --------------   -----------   ----------
Peter R. Brown                       N/A               N/A           N/A            N/A          N/A
Daniel Calabria                      N/A               N/A           N/A            N/A          N/A
Janice B. Case                       N/A               N/A           N/A            N/A          N/A
Charles C. Harris                    N/A               N/A           N/A            N/A          N/A
Leo J. Hill                          N/A               N/A           N/A            N/A          N/A
Russell A. Kimball, Jr.              N/A               N/A           N/A            N/A          N/A
Norm R. Nielsen                      N/A               N/A           N/A            N/A          N/A
William W. Short, Jr.                N/A               N/A           N/A            N/A          N/A
John W. Waechter                     N/A               N/A           N/A            N/A          N/A

*    As of December 31, 2006.

Independent Trustees receive a total annual retainer fee of $84,000 from ATST, of which ATST pays a pro rata share allocable to each of its series based on its relative assets. The Chairman of the Board also receives an additional retainer of $20,000 per year. Effective January 1, 2007, a Board member serving on one Board Committee will receive an additional annual fee of $3,000 and a Board member that serves on two or more Board Committees will receive an additional annual fee of $6,000. The audit committee financial expert also receives an additional retainer of $5,000. Any fees and expenses paid to Trustees who are affiliates of TFAI or TCI are paid by TFAI and/or TCI and not by the ATST portfolios.

Under a non-qualified deferred compensation plan effective January 1, 1996, as amended, (the "Deferred Compensation Plan") available to the Trustees, compensation may be deferred that would otherwise be payable by ATST to an Independent Trustee on a current basis for services rendered as Trustee. Deferred compensation amounts will accumulate based on the value of Class A shares of a TA IDEX fund (without imposition of sales charge), as elected by the Trustee. It is not anticipated that the Deferred Compensation Plan will have any material impact on the funds.

Under a retirement plan (the "Emeritus Plan") available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of ATST upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee, calculated as follows:

                                 Years Eligible for Service as
Years of Service as Trustee   Trustee Emeritus ("Eligible Years")
---------------------------   -----------------------------------
              5                                2
             10                                3
             15                                5

In a year in which an Independent Trustee earns an eligibility benefit (years 5, 10 and 15), ATST shall accrue and the Independent Trustee shall be credited an amount equal to 50% of his or her then-current annual retainer for the appropriate number of Eligible Years (2, 3 or 5). Such amounts shall be accrued by ATST on a pro rata basis allocable to each ATST portfolio based on the relative assets of the portfolio. The Chairman and the Audit Committee's Financial Expert will also earn 50% of the additional retainers designated for such positions. If retainers increase in the future, past accruals (and credits) will be adjusted upward so that 50% of the Trustee's current retainer is accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation will be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such. In addition, a Trustee Emeritus may be invited by the Board, but is not required, to attend meetings, and shall be available for consultation by the Trustees, ATST's officers and counsel. A Trustee Emeritus will receive reimbursement of actual and reasonable expenses incurred for attendance at Board meetings.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are unfunded and unsecured claims against the general assets of ATST.

The following table provides compensation amounts paid to Independent Trustees of the ATST portfolios for the fiscal year ended December 31, 2006:

                                                                   COMPENSATION TABLE
                                    --------------------------------------------------------------------------------
                                                       PENSION OR
                                                       RETIREMENT         ESTIMATED
                                      AGGREGATE     BENEFITS ACCRUED   ANNUAL BENEFITS        TOTAL COMPENSATION
         NAME OF PERSON,             COMPENSATION   AS PART OF TRUST         UPON        FROM TRUST AND FUND COMPLEX
             POSITION               FROM TRUST(1)       EXPENSES          RETIREMENT          PAID TO TRUSTEE(2)
         ---------------            -------------   ----------------   ---------------   ---------------------------
Peter R. Brown, Trustee, Chairman    $110,000.00       $260,000.00           N/A                 $208,000.00
Daniel Calabria, Trustee             $ 90,000.00       $160,500.00           N/A                 $168,000.00
Janice B. Case, Trustee              $ 90,000.00       $ 84,000.00           N/A                 $168,000.00
Charles C. Harris, Trustee           $ 90,000.00       $210,000.00           N/A                 $168,000.00
Leo J. Hill, Trustee                 $ 90,000.00       $ 84,000.00           N/A                 $168,000.00
Russell A. Kimball, Jr., Trustee     $ 90,000.00       $210,000.00           N/A                 $168,000.00
Norm R. Nielsen, Trustee             $ 42,000.00            --               N/A                 $ 77,600.00
William W. Short, Jr., Trustee       $ 90,000.00       $ 84,000.00           N/A                 $168,000.00
John W. Waechter, Trustee            $ 95,000.00            --               N/A                 $178,000.00

(1) Of this aggregate compensation, the total amounts deferred (including earnings) and accrued for the benefit of the participating Trustees for the year ended December 31, 2006 were as follows: Peter Brown $597; Daniel Calabria $111,325; Janice Case $0; Charles Harris $0; Leo Hill $42,179; Russell Kimball $25,865; Norm Nielsen $0, William Short $0; and John Waechter $0.

(2) A fund complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, that have a common investment adviser or that have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The Fund Complex currently consists of ATST, Transamerica IDEX and TIS.

           SHAREHOLDER COMMUNICATION PROCEDURES WITH BOARD OF TRUSTEES

The Board of Trustees (the "Board") of the Trust has adopted these procedures by which shareholders of the Trust may send written communications to the Board. Shareholders may mail written communications to the Board, addressed to the care of the Secretary of the Trust ("Secretary"), as follows:

                                        Board of Trustees
                                        AEGON/Transamerica Series Trust
                                        c/o Secretary
                                        570 Carillon Parkway
                                        St. Petersburg, Florida 33716


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

Each shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the underlying portfolio of the Trust to which it relates, and (iii) identify the class (if applicable) held by the shareholder. The Secretary is responsible for collecting, reviewing and organizing all properly submitted shareholder communications. Except as provided in Section 4 and 5 below, with respect to each properly submitted shareholder communication, the Secretary shall either (i) provide a copy of the communication to the Board at the next regularly scheduled Board meeting or (ii) if the Secretary determines that the communication requires more immediate attention, forward the communication to the Board promptly after receipt. The Secretary may, in good faith, determine that a shareholder communication should not be provided to the Board because the communication (i) does not reasonably relate to the Trust or its operation, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Trust, or (ii) is ministerial in nature (such as a request for Trust literature, share data or financial information). These procedures shall not apply to (i) any communication from an officer or Trustee of the Trust, (ii) any communication from an employee or agent of the Trust, unless such communication is made solely in such employee's or agent's capacity as a shareholder, (iii) any shareholder proposal submitted pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 (:Exchange Act") or any communication made in connection with such a proposal, or (iv) any communication that reasonably may be considered to be a complaint regarding the Trust or shareholder services, which complaint shall instead be promptly forwarded to the Trust's Chief Compliance Officer. The Trustees are not required to attend the Trust's shareholder meetings, if any, or to otherwise make themselves available to shareholders for communications, other than pursuant to these Procedures.

CODE OF ETHICS

The Trust and TCI have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act, and TFAI has adopted a Code of Ethics pursuant to Rule 204A-1 of the Investments Advisers Act of 1940. See "Personal Securities Transactions" below.

PROXY VOTING POLICIES AND PROCEDURES

ATST uses the proxy voting policies and procedures of TFAI and its portfolios' sub-advisers to determine how to vote proxies relating to securities held by ATST (or portion thereof) in its portfolios. The proxy voting policies and procedures of the portfolio's investment adviser and sub-adviser are attached hereto as Appendix B.

ATST files SEC Form N-PX, with the complete proxy voting records of the ATST portfolios for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from ATST, upon request by calling 1-888-233-4339; and (2) on the SEC's website at www.sec.gov.

ATST PROXY VOTING POLICIES AND PROCEDURES - ADOPTED EFFECTIVE JANUARY 2007

I. STATEMENT OF PRINCIPLE

ATST seeks to assure that proxies received by the portfolios are voted in the best interests of the portfolios' stockholders and have accordingly adopted these procedures.

II. DELEGATION OF PROXY VOTING/ADOPTION OF ADVISER AND SUB-ADVISER POLICIES

Each portfolio delegates the authority to vote proxies related to portfolio securities to Transamerica Fund Advisors, Inc. (the "Adviser"), as investment adviser to ATST, which in turn delegates proxy voting authority for most portfolios of ATST to the Sub-Adviser retained to provide day-to-day portfolio management for that portfolio. The Board of Trustees/Directors of ATST adopts the proxy voting policies and procedures of the Adviser and Sub-Advisers as the proxy voting policies and procedures (each a "Proxy Voting Policy") that will be used by each of these respective entities when exercising voting authority on behalf of the portfolio. These policies and procedures are attached hereto.

III. PROXY VOTING AND MARKETING COMMITTEE

The Board of Trustees/Directors of ATST has appointed a committee of the Board (the "Proxy Voting and Marketing Committee") for the purpose of providing the portfolio's consent to vote in matters where the Adviser or Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons. The Proxy Voting and Marketing Committee also may review the Adviser's and each Sub-Adviser's Proxy Voting Policies and procedures in lieu of submission of the policies and procedures to the entire Board for approval.


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

IV. ANNUAL REVIEW OF PROXY VOTING POLICIES OF ADVISER AND SUB-ADVISERS

No less frequently than once each calendar year, the Proxy Voting Administrator will request each Sub-Adviser to provide a current copy of its Proxy Voting Policy, or certify that there have been no material changes to its Proxy Voting Policy or that all material changes have been previously provided for review, and verify that such Proxy Voting Policy is consistent with those of the portfolios and Adviser. Any inconsistency between the Sub-Adviser's Proxy Voting Policy and that of the portfolios or Adviser shall be reconciled by the Proxy Voting Administrator before presentation for approval by the Board.

The Proxy Voting Administrator will provide an electronic copy of each Board approved Proxy Voting Policy to Legal department for inclusion in applicable SEC filings.

V. SECURITIES ON LOAN

The Boards of Trustees/Directors of ATST have authorized the Adviser, in conjunction with Investors Bank and Trust Company ("IBT"), to lend portfolio securities on behalf of the portfolios. Securities on loan generally are voted by the borrower of such securities. Should a Sub-Adviser to the portfolio wish to exercise its vote for a particular proxy, the Adviser will immediately contact IBT and terminate the loan.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the portfolio to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about portfolio holdings. The portfolio's service providers are required to comply with this policy. No non-public information concerning the portfolio holdings may be disclosed to any unaffiliated third party, except as provided below. The Board of Trustees has adopted formal procedures governing compliance with these policies.

The portfolio, or its duly authorized service providers, may publicly disclose holdings of all funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of the portfolio's completed purchases and sales may only be made available after the public disclosure of portfolio holdings.

The portfolio publishes its top ten holdings on its website at www.transamericaseriestrust.com within two weeks after the end of each month. In addition, the portfolio publishes all holdings on its website approximately 30 days after the end of each calendar quarter. Such information generally remains online for 6 months, or as otherwise consistent with applicable regulations. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the portfolio. The portfolio may then forward the information to investors and consultants requesting it.

There are numerous mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services, and due diligence departments of broker-dealers and wirehouses that regularly analyze the holdings of mutual funds and portfolios in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the funds and portfolios by these services and departments, the portfolio may distribute (or authorize its service providers to distribute) holdings to such services and departments before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the funds before the holdings or results of the analysis become public information; and
(ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed. Neither the portfolio nor its service providers receive any compensation from such services and departments. Subject to such departures as the Trust's investment adviser's compliance department believes reasonable and consistent with reasonably protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the portfolio (and its service provider, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the Confidentiality Agreement; and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

The Board and an appropriate officer of the investment adviser's compliance department or the Trust's Chief Compliance Officer ("CCO") may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board violations of policies and procedures on disclosure of portfolio holdings.

THE INVESTMENT ADVISER

The information that follows supplements the information provided about the investment adviser under the caption "Management of the Trust -- Investment Adviser" in the prospectus.

ATST has entered into an Advisory Agreement ("Advisory Agreement") on behalf of the portfolio with Transamerica Fund Advisors, Inc. ("TFAI"), located at 570 Carillon Parkway, St. Petersburg, FL 33716. TFAI supervises the portfolio's investments and conducts its investment program. TFAI hires sub-advisers to furnish, investment advice and recommendations and has entered into a sub-advisory agreements with the portfolio's sub-adviser.

The investment adviser is directly owned by WRL (77%) and AUSA Holding Company ("AUSA") (23%), both of which are indirect, wholly owned subsidiaries of AEGON N.V. AUSA is wholly owned by Transamerica Holding Company, which is wholly owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly owned, indirect subsidiary of AEGON N.V., a Netherlands corporation, which is a publicly traded international insurance group.

The Investment Advisory Agreement was approved by the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) on October 3, 1996 and by the shareholders of each portfolio of the Trust on December 16, 1996 (portfolios that commenced operations prior to that date) (and on the date of commencement of operations of each portfolio subsequent to that date). The Investment Advisory Agreement provides that it will continue in effect from year to year thereafter, if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the portfolio, and (b) by a majority of the Trustees who are not parties to such contract or "interested persons" of any such party. The Investment Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the portfolio and terminates automatically in the event of its assignment (within the meaning of the 1940 Act).

While the investment adviser is at all times subject to the direction of the Board of Trustees of the Trust, the Investment Advisory Agreement provides that the investment adviser, subject to review by the Board of Trustees, is responsible for the actual management of the Trust and has responsibility for making decisions to buy, sell or hold any particular security. The investment adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.

PAYMENT OF EXPENSES. Under the terms of the Investment Advisory Agreement, the investment adviser is responsible for providing investment advisory services and furnishing office space for officers and employees of the investment adviser connected with investment management of the portfolio.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS. The Board, including a majority of the Trustees who are not parties to such agreements or interested persons of any such party (as defined in the 1940 Act) (the "Independent Trustees"), considered whether to approve the portfolio's investment advisory and sub-advisory agreements, with the assistance of independent counsel to the Independent Trustees. The Board considered the advisory fee structure of the portfolio in light of a variety of factors, including (a) the nature and quality of services provided to the Trust, the portfolio, and its shareholders; (b) the investment adviser's costs in providing those services; (c) the economies of scale, if any, realized by the investment adviser; (d) the advisory fees compared to other similar mutual funds; and (e) other benefits derived in connection with the investment adviser's (or sub-adviser's) relationship with the Trust.

As part of its consideration of the quality of services provided to the Trust, the portfolio and shareholders by the adviser and sub-adviser, the Board reviewed the relative performance of the portfolio. The Board also reviewed the adviser's profitability with respect to the portfolio and on an aggregate basis, and the Board, including a majority of the independent Trustees, considered the adviser's profits to be reasonable in relation to the nature, quality, and costs of the adviser's services.

As part of its consideration of economies of scale and advisory fees, the Board also considered the expense ratios of the portfolio and the costs incurred by the adviser as a result of any voluntary expense limitations the adviser has imposed. In comparing the expense ratio of the portfolio to other mutual funds, the Board, including a majority of the Independent Trustees, took into account that the expense ratios compared favorably to those of other portfolios.

THE PORTFOLIO PAYS: all expenses incurred in connection with the formation and organization of the portfolio, including the preparation (and filing, when necessary) of the portfolio's contracts, plans, and documents, conducting meetings of organizers, Trustees and shareholders; preparing and filing the post-effective amendment to the Trust's registration statement effecting registration of the portfolio and its shares under the 1940 Act and the Securities Act and all other matters relating to the information and organization of the portfolio and the preparation for offering its shares; expenses in connection with ongoing registration or qualification requirements under Federal and state securities laws; investment advisory fees; pricing costs (including the daily calculations of net asset value); brokerage commissions and all other expenses in connection with execution of portfolio transactions, including interest; all federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; any compensation, fees, or reimbursements which the Trust pays to its Trustees who are not "interested persons," as that phrase is defined in the 1940 Act, of the Trust or TFAI; compensation of the Trust's custodian, administrative and transfer agent, registrar and dividend disbursing agent; legal, accounting and printing expenses; other administrative, clerical, recordkeeping and bookkeeping expenses; auditing fees; certain insurance premiums; services for shareholders (including allocable telephone and personnel expenses); costs of certificates and the expenses of delivering such certificates to the purchaser of shares relating thereto; expenses of local representation in Maryland; fees and/or expenses payable pursuant to any plan of distribution adopted with respect to the Trust in accordance with Rule 12b-1 under the 1940 Act; expenses of shareholders' meetings and of preparing, printing, and distributing notices, proxy statements and reports to shareholders; expenses of preparing and filing reports with federal and state regulatory authorities; all costs and expenses, including fees and disbursements, of counsel and auditors, filing and renewal fees and printing costs in connection with the filing of any required amendments, supplements or renewals of registration statement, qualifications or prospectuses under the Securities Act and the securities laws of any states or territories, subsequent to the effectiveness of the initial registration statement under the Securities Act; all costs involved in preparing and printing prospectuses of the Trust; extraordinary expenses; and all other expenses properly payable by the Trust or the portfolio.

REIMBURSEMENT AGREEMENT. Pursuant to the investment adviser's agreement with the Trust on behalf of the portfolio, the investment adviser will be reimbursed for operating expenses paid on behalf of the portfolio during the previous 36 months, but only if, after such reimbursement, the portfolio's expense ratio does not exceed the expense cap. The agreement is effective through April 30, 2008, and automatically renews for one-year terms unless terminated by a 30-day written notice to the Trust.

THE SUB-ADVISER

The sub-adviser serves, pursuant to a Sub-Advisory Agreement between TFAI and the sub-adviser, on behalf of the portfolio. The Sub-Advisory Agreement was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) on ______ and by the shareholders of the portfolio on _______. The Sub-Advisory Agreement provides that it will continue for an initial two-year period and annually thereafter if approved annually (a) by the Board of Trustees of the Trust or by a majority of the outstanding shares of the portfolio and (b) by a majority of the Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Sub-Advisory Agreement may be terminated without penalty on at least 60 days' written notice at the option of either party or by the vote of the shareholders of the portfolio and terminate automatically in the event of its assignment (within the meaning of the 1940 Act) or termination of the Investment Advisory Agreement. The Agreement may also be terminated under the term of an Exemptive Order granted by the SEC under Section 6(c) of the 1940 Act from Section 15(a) and Rule 18f-2 under the 1940 Act (Release #23379).

Pursuant to the Sub-Advisory Agreement, the sub-adviser provides investment advisory assistance and portfolio management advice to the portfolio. Subject to review by the investment adviser and the Board of Trustees, the sub-adviser is responsible for the actual management of the portfolio and for making decisions to buy, sell or hold a particular security. The sub-adviser bears all of its expenses in connection with the performance of its services under its Sub-Advisory Agreement such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management of the portfolio.

The sub-adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

PERSONAL SECURITIES TRANSACTIONS

The Trust permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy ("Ethics Policy") that has been adopted by the Trust's Board. Access Persons are required to follow the guidelines established by this Ethics Policy in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The portfolio's sub-adviser, TIM, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Ethics Policy, must adopt and enforce its own Code of Ethics and Insider Trading Policies appropriate to their operations. The Board is required to review and approve the Code of Ethics for TIM. TIM is also required to report to the Trust's Board on a quarterly basis with respect to the administration and enforcement of such Ethics Policy, including any violations thereof which may potentially affect the Trust.

ADMINISTRATIVE AND TRANSFER AGENCY SERVICES

Effective January 1, 1997, as amended, the Trust entered into an Administrative Services and Transfer Agency Agreement with TFS, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of TFAI, to furnish the Trust with administrative services to assist the Trust in carrying out certain of its functions and operations. The portfolio will pay 0.0125% of its daily net assets to TFS for such administrative services.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities held during the year.

Changes in security holdings are made by the portfolio's sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or developments not foreseen at the time of the investment decision.

The sub-adviser may engage in a significant number of short-term transactions if such investing serves the portfolio's objective. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate. Increased turnover results in higher brokerage costs or mark-up charges for the portfolio; these charges are ultimately borne by the Policyowners.

In computing the portfolio turnover rate for the portfolio, securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded. Subject to this exclusion, the turnover rate for the portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of portfolio securities owned by the portfolio during the fiscal year.

There are no fixed limitations regarding the portfolio turnover rates of the portfolio. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Higher turnover rates tend to result in higher brokerage fees. Securities initially satisfying the basic policies and objective of the portfolio may be disposed of when they are no longer deemed suitable.

PLACEMENT OF PORTFOLIO BROKERAGE

Subject to policies established by the Board of Trustees, the portfolio's sub-adviser is primarily responsible for placement of the portfolio's securities transactions. In placing orders, it is the policy of the portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While the sub-adviser generally will seek reasonably competitive spreads or commissions, the portfolio will not necessarily be paying the lowest spread or commission available. The portfolio does not have any obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities.

Decisions as to the assignment of portfolio brokerage business for the portfolio and negotiation of its commission rates are made by the sub-adviser, whose policy is to obtain "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. In placing portfolio transactions, the sub-adviser may give consideration to brokers who provide supplemental investment research, in addition to such research obtained for a flat fee, to the sub-adviser, and pay spreads or commissions to such brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction.

In selecting brokers and in negotiating commissions, the sub-adviser considers such factors as: the broker's reliability; the quality of its execution services on a continuing basis; the financial condition of the firm; trade confidentiality including anonymity; and research products and services provided, which include: (i) furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities and (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories) that assist the sub-adviser in carrying out its responsibilities.

Supplemental research obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by a sub-adviser. The expenses of a sub-adviser will not necessarily be reduced as a result of the receipt of such supplemental information. The sub-adviser may use such research products and services in servicing other accounts in addition to the portfolio. If the sub-adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the sub-adviser will allocate the costs of such service or product accordingly.

The portion of the product or service that the sub-adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for the sub-adviser. Conversely, such supplemental information obtained by the placement of business for the sub-adviser will be considered by and may be useful to the sub-adviser in carrying out its obligations to the portfolio.

When the portfolio purchases or sells a security in the OTC market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of the sub-adviser, better prices and executions are likely to be achieved through the use of a broker.

Securities held by the portfolio may also be held by other separate accounts, mutual funds or other accounts for which the investment adviser or sub-adviser serves as an adviser, or held by the investment adviser or sub-adviser for their own accounts. Because of different investment objectives or other factors, a particular security may be bought by the investment adviser or sub-adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the investment adviser or sub-adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the investment adviser or sub-adviser deems the purchase or sale of a security to be in the best interests of the portfolio as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the portfolio with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the sub-adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the portfolio and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for the portfolio.

The Board of Trustees of the Trust reviews on a quarterly basis the brokerage placement practices of the sub-adviser on behalf of the portfolio, and reviews the prices and commissions, if any, paid by the portfolio to determine if they were reasonable.

DIRECTED BROKERAGE

The sub-adviser to the portfolio, to the extent consistent with the best execution and with TFAI's usual commission rate policies and practices, may place portfolio transaction of the portfolio with broker/dealers with which the trust has established a Directed Brokerage Program. A Directed Brokerage Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the portfolio transactions to the payment of operating expenses that would otherwise be borne by the portfolio.

Under the Directed Brokerage Program, the commissions paid by the portfolio shall be applied to the payment only of expenses that would otherwise be borne by the portfolio paying the commission. In no event will commissions paid by the portfolio be used to pay expenses that would otherwise be borne by any other portfolio in the trust, or by any other party. In the case of any portfolio that is the subject of a contractual expense reduction arrangement with TFAI (or a comparable agreement with any "affiliate" of TFAI or the trust, as such term is defined in the 1940 Act) pursuant to which TFAI (or affiliate) has agreed to waive amounts otherwise payable by the portfolio to TFAI (or affiliate) under the expense reduction arrangement, but shall instead be used solely to reduce expenses borne by the portfolio to a lower level than the portfolio would have borne after giving full effect to the expense reduction arrangement. These commissions are not used for promoting or selling portfolio shares or otherwise related to the distribution of portfolio shares.

DETERMINATION OF OFFERING PRICE

Shares of the portfolio are currently intended to be invested in certain ATST portfolios managed by TIM. The portfolio will serve as an investment vehicle for a certain separate account of WRL to fund the benefits under the policies and the annuity contracts. The portfolio may, in the future, offer its shares to other insurance company separate accounts. The separate accounts invest in shares of the portfolio in accordance with the allocation instructions received from holders of the policies and the annuity contracts. Such allocation rights are further described in the prospectuses and disclosure documents for the policies and the annuity contracts. Shares of the portfolio are sold and redeemed at their net asset values as described in the prospectus.

NET ASSET VALUATION DETERMINATION

The price at which shares are purchased or redeemed is the net asset valuation ("NAV") that is next calculated following receipt and acceptance of a purchase order in good order or receipt of a redemption order in good order by the portfolio or an authorized intermediary.

When Share Price is Determined

The NAV of the portfolio and the underlying portfolios in which the portfolio invests is determined on each day the New York Stock Exchange ("NYSE") is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities held by the underlying portfolios may trade in their primary markets on weekends or other days when the underlying portfolios do not price their shares (therefore, the NAV of an underlying portfolio holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolio).

Purchase orders received in good order and accepted and redemption orders received in good order before the close of business of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV as determined at the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open. Purchase and redemption requests by telephone are deemed received when the telephone call is received.

Orders for shares of the portfolio and corresponding orders for the underlying portfolios in which it invests are priced on the same day when orders for shares of the portfolio are received. Thus, receipt in good order and acceptance of a purchase request or receipt in good order of a redemption request for shares of the portfolio by regular closing time of the NYSE is deemed to constitute receipt of a proportional order for the corresponding underlying portfolios on the same day, so that both orders generally will receive that day's NAV.

How NAV is Determined

The NAV per share of the portfolio and each underlying portfolio is calculated by taking the value of its assets, less liabilities, and dividing by the number of shares of the portfolio or the underlying portfolio, respectively, that are then outstanding.

In general, securities and other investments held by an underlying portfolio are valued at market value when market quotations are readily available. Securities traded on NASDAQ are valued at NASDAQ Official Closing Price ("NOCP"). Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are valued at the mean of the last bid and asked prices. Investments in securities maturing in 60 days or less may be valued at amortized cost. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board of Trustees may, in good faith, establish a fair value for the security in accordance with valuation procedures adopted by the Board. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The valuation committee makes such determinations in good faith in accordance with portfolio's valuation procedures. Fair value determination can also involve reliance on quantitative models employed by a fair pricing service. There can be no assurance that a portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV per share.

OTHER INFORMATION

TAXES

Shares of the portfolio are offered only to a certain separate account of WRL that fund the policies and annuity contracts. See the respective prospectuses for the policies and annuity contracts for a discussion of the special taxation of insurance companies with respect to the Separate Account and of the policies, the annuity contracts and the holders thereof.

The portfolio will qualify in its initial year, and thereafter will continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a portfolio must distribute to its stockholders (i.e., Separate Accounts) for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer in two or more issuers that the portfolio controls and which are engaged in the same or similar trade or business or of one or more qualified publicly traded partnerships. If the portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its investment company net income and net capital gains, then the portfolio should have little or no income taxable to it under the Code.

As noted in the prospectus, the portfolio must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the portfolio's assets that may be represented by any single investment (which generally includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

If a portfolio fails to qualify as a regulated investment company, the portfolio will be subject to federal corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of such portfolio's available earnings and profits. In addition, if a portfolio fails to qualify as a registered investment company or fails to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts which have invested in the portfolio could be currently taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Policies or the Annuity Contracts.

A portfolio will not be subject to the 4% Federal excise tax imposed on RICs that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a RIC, like the portfolio, whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

If a portfolio acquires or is deemed to have acquired debt obligations that were issued originally at a discount or that otherwise are treated under applicable tax rules as having original issue discount (including certain "payment-in-kind" instruments ("PIKs"), zero coupon securities, or deferred interest securities), it must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by it in the same taxable year. Any amount accrued as original issue discount will be included in a portfolio's investment company taxable income for the year of accrual and may have to be distributed to the shareholders in order to satisfy the Distribution Requirement even though the portfolio has not received any cash representing such income. As a result, a portfolio may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy the Distribution Requirement.

For a Policy or a Contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a contract owner has excessive control over the investments made by a Separate Account (i.e., the underlying portfolios) the contract owner will be taxed currently on income and gains from the account or portfolio. In other words, in such a case of "investor control" the contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities.

Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the contract or the relationship between the contract and a separate account or underlying portfolio. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given variable contract, whether the contract offers access to portfolios that are available to the general public, the number of transfers that a contract owner may make from one investment option to another, and the degree to which a contract owner may select or control particular investments.

With respect to this first aspect of investor control, the relationship between the portfolios and the insurance contracts that propose the portfolios as investment options is designed to satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, the portfolios reserves the right to make such changes as are deemed necessary or appropriate to reduce the risk that your contract might not qualify as a life insurance contract or as an annuity for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under the IRS pronouncements, you may not select or control particular investments, other than choosing among broad investment choices such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of the portfolios. All investment decisions concerning the portfolios must be made by the portfolio managers in their sole and absolute discretion, and not by the contract owner. Furthermore, under the IRS pronouncements, you may not communicate directly or indirectly with such portfolio managers or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by the portfolios.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the variable contract. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from the portfolios such that you would not derive the tax benefits normally associated with variable life insurance or variable annuities. Although highly unlikely, such an event may have an adverse impact on the portfolios and variable contracts.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the portfolios. Income from the disposition of foreign currencies, and income from transactions in options, futures, and forward contracts derived by a portfolio with respect to its business of investing in securities or foreign currencies, generally will qualify as permissible income under the Income Requirement.

FOREIGN INVESTMENTS -- portfolios investing in foreign securities or currencies (which may include or may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions). Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Holders of policies and annuity contracts investing in such portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes.

If a portfolio acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties, or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the portfolio is timely distributed to its shareholders. The portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. As a result, owners of variable life insurance contracts and variable annuity contracts investing in such portfolios ultimately would bear the cost of these taxes and interest charges. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable portfolio to recognize taxable income or gain without the concurrent receipt of cash. Any portfolio that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the portfolio and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the portfolio's activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the policies and annuity contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the policies, annuity contracts and the holders thereof.

THE TRUST

As described in the prospectus, the Trust offers only one class of shares for the portfolio, Initial Class shares. The Trust is currently comprised of 41 series, including the portfolio.

FINANCIAL STATEMENTS

As the portfolio has not yet commenced operations as of the date of this SAI, there are no financial statements yet available.

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTANTS

[___], serves as the Trust's Independent Registered Certified Public Accountant. The Trust has engaged [___] to examine, in accordance with auditing standards established by the Public Company Accounting Oversight Board, the financial statements.

CUSTODIAN

Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as the Trust's Custodian and Dividend Disbursing Agent. IBT provides comprehensive asset administrative services to the Trust and other members of the financial industry which include: multi-currency accounting; institutional transfer agency services; domestic and global custody; performance measures; foreign exchange; and securities lending and mutual fund administrative services.

                                   APPENDIX A

                     BRIEF EXPLANATION OF RATING CATEGORIES

                        BOND RATING                                     EXPLANATION
                     ----------------   ---------------------------------------------------------------------------
STANDARD &                 AAA          Highest rating; extremely strong capacity to pay principal and interest.
POOR'S CORPORATION
                            AA          High quality; very strong capacity to pay principal and interest.
                            A           Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                           BBB          Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest then for higher rated bonds.

                     BB, B, and CC, C   Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments. BB -- lowest degree of speculation; C -- the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

                            D           In default.

PLUS (+) OR MINUS (-) -- The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

UNRATED -- Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

                        BOND RATING                                     EXPLANATION
                     ----------------   ---------------------------------------------------------------------------
MOODY'S INVESTORS           Aaa         Highest quality, smallest degree of investment risk.
SERVICE, INC.
                            Aa          High quality; together with Aaa bonds, they compose the high-grade bond group.

                             A          Upper-medium grade obligations; many favorable investment attributes.
                            Baa         Medium-grade  obligations;  neither  highly  protected  nor  poorly  secured.

                                        Interest  and  principal   appear   adequate  for  the  present  but  certain
                                        protective  elements  may be  lacking  or may be  unreliable  over any  great length of time.

                            Ba          More  uncertain,  with  speculative  elements.  Protection  of  interest  and principal payments not well safeguarded during good and bad times.

                             B          Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

                            Caa         Poor  standing,  may be in  default;  elements  of  danger  with  respect  to principal or interest payments.

                            Ca          Speculative  in a high  degree;  could be in  default  or have  other  marked short-comings.

                             C          Lowest-rated; extremely poor prospects of ever attaining investment standing.

UNRATED -- Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following: 1. An application for rating was not received or accepted. 2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy. 3. There is lack of essential data pertaining to the issue or issuer. 4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                   APPENDIX B

    INVESTMENT ADVISER AND SUB-ADVISER'S PROXY VOTING POLICIES AND PROCEDURES

TRANSAMERICA FUND ADVISORS, INC.

PROXY VOTING POLICIES AND PROCEDURES ("TFAI PROXY POLICY")

PURPOSE

The TFAI Proxy Policy is adopted in accordance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and TFAI's fiduciary and other duties to its clients. The purpose of the TFAI Proxy Policy is to ensure that where TFAI exercises proxy voting authority with respect to client securities it does so in the best interests of the client, and that Sub-Advisers (as defined below) to TFAI clients exercise voting authority with respect to TFAI client securities in accordance with policies and procedures adopted by the Sub-Advisers under Rule 206(4)-6 and approved by the TFAI client.

TFAI'S ADVISORY ACTIVITIES

TFAI acts as investment adviser to Transamerica IDEX Mutual Funds, Transamerica Income Shares, Inc. and AEGON/ Transamerica Series Trust (collectively, the "Funds"). For most of the investment portfolios comprising the Funds, TFAI has delegated day-to-day management of the portfolio, including the authority to buy, sell, or hold securities in the portfolio and to exercise proxy voting authority with respect to those securities, to one or more investment sub-advisers, pursuant to sub-advisory agreements entered into between TFAI and each sub-adviser (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") and approved by the Board of Trustees/Directors of the client Fund (the "Board"). TFAI serves as a "manager of managers" with respect to the Sub-Advisers and monitors their activities in accordance with the terms of an exemptive order granted by the Securities and Exchange Commission (Release No. IC-23379, August 5, 1998).

SUMMARY OF THE TFAI PROXY POLICY

TFAI delegates the responsibility to exercise voting authority with respect to securities held in the Funds' portfolios for which one or more Sub-Advisers has been retained to the Sub-Adviser(s) for each such portfolio, in accordance with each applicable Sub-Adviser Proxy Policy (as defined below). TFAI will collect and review each Sub-Adviser Proxy Policy, together with a certification from the Sub-Adviser that the Sub-Adviser Proxy Policy complies with Rule 206(4)-6, and submit these materials to the Board for approval. In the event that TFAI is called upon to exercise voting authority with respect to client securities, TFAI generally will vote in accordance with the recommendation of Institutional Shareholder Services, Inc. ("ISS") or another qualified independent third party, except that if TFAI believes the recommendation would not be in the best interest of the relevant portfolio and its shareholders, TFAI will consult the Board of the relevant Fund (or a Committee of the Board) and vote in accordance with instructions from the Board or Committee.

DELEGATION OF PROXY VOTING AUTHORITY TO SUB-ADVISERS

TFAI delegates to each Sub-Adviser the responsibility to exercise voting authority with respect to securities held by the portfolio(s), or portion thereof, managed by the Sub-Adviser. Each Sub-Adviser is responsible for monitoring, evaluating and voting on all proxy matters with regard to investments the Sub-Adviser manages for the Funds in accordance with the Sub-Adviser's proxy voting policies and procedures adopted to comply with Rule 206(4)-6 (each, a "Sub-Adviser Proxy Policy" and collectively, the "Sub-Adviser Proxy Policies").

ADMINISTRATION, REVIEW AND SUBMISSION TO BOARD OF SUB-ADVISER PROXY POLICIES

     Appointment of Proxy Administrator

TFAI will appoint an officer to be responsible for collecting and reviewing the Sub-Adviser Proxy Policies and carrying out the other duties set forth herein (the "Proxy Administrator").

     Initial Review

The Proxy Administrator will collect from each Sub-Adviser:

     its Sub-Adviser Proxy Policy;

     a certification from the Sub-Adviser that (i) its Sub-Adviser Proxy Policy is reasonably designed to ensure that the Sub-Adviser votes client securities in the best interest of clients, and that the Sub-Adviser Proxy Policy includes an explanation of how the Sub-Adviser addresses material conflicts that may arise between the Sub-Adviser's interests and those of its clients, (ii) the Sub-Adviser Proxy Policy has been adopted in accordance with Rule 206(4)-6, and
(iii) the Sub-Adviser Proxy Policy complies the terms of Rule 206(4)-6; and

     a summary of the Sub-Adviser Proxy Policy suitable for inclusion in the client Fund's registration statement, in compliance with Item 13(f) of Form N-1A, and a certification to that effect.

The Proxy Administrator will review each Sub-Adviser Proxy Policy with a view to TFAI making a recommendation to the Board. In conducting its review, TFAI recognizes that the Securities and Exchange Commission has not adopted specific policies or procedures for advisers, or provided a list of approved procedures, but has left advisers the flexibility to craft policies and procedures suitable to their business and the nature of the conflicts they may face. As a consequence, Sub-Adviser Proxy Policies are likely to differ widely. Accordingly, the Proxy Administrator's review of the Sub-Adviser Proxy Policies will be limited to addressing the following matters:

     whether the Sub-Adviser Proxy Policy provides that the Sub-Adviser votes solely in the best interests of clients;

     whether the Sub-Adviser Proxy Policy includes a description of how the Sub-Adviser addresses material conflicts of interest that may arise between the Sub-Adviser or its affiliates and its clients; and

     whether the Sub-Adviser Proxy Policy includes both general policies and procedures as well as policies with respect to specific types of issues (for this purpose general policies include any delegation to a third party, policies relating to matters that may substantially affect the rights or privileges of security holders, and policies regarding the extent of weight given to the view of the portfolio company management; specific issues include corporate governance matters, changes to capital structure, stock option plans and other management compensation issues, and social corporate responsibility issues, among others).

The Proxy Administrator will review the certification provided pursuant to paragraph 1(b) above for completeness, and will review the summary provided pursuant to paragraph 1(c) above for compliance with the requirements of Form N-1A.

     TFAI will provide to the Board (or a Board Committee), the materials referred to in Section V.B.1. and a recommendation pursuant to the Proxy Administrator's review of the Sub-Adviser Proxy Policy provided for in Section V.B.2.

     TFAI will follow the same procedure in connection with the engagement of any new Sub-Adviser.

SUBSEQUENT REVIEW

TFAI will request that each Sub-Adviser provide TFAI with prompt notice of any material change in its Sub-Adviser Proxy Policy. TFAI will report any such changes at the next quarterly Board meeting of the applicable Fund. No less frequently than once each calendar year, TFAI will request that each Sub-Adviser provide TFAI with its current Sub-Adviser Proxy Policy, or certify that there have been no material changes to its Sub-Adviser Proxy Policy or that all material changes have been previously provided for review by TFAI and approval by the relevant Board(s), and that the Sub-Adviser Proxy Policy continues to comply with Rule 206(4)-6.

RECORD OF PROXY VOTES EXERCISED BY SUB-ADVISER

The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a record of any proxy votes (including the information called for in Items 1(a) through (i) of Form N-PX) exercised by the Sub-Adviser on behalf of a portfolio of the Funds. The Proxy Administrator, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), will maintain a complete proxy voting record with respect to each Fund. If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

TFAI EXERCISE OF PROXY VOTING AUTHORITY

     Use of Independent Third Party

If TFAI is called upon to exercise voting authority on behalf of a Fund client, TFAI will vote in accordance with the recommendations of ISS or another qualified independent third party (the "Independent Third Party"), provided that TFAI agrees that the voting recommendation issued by the Independent Third Party reflects the best interests of the relevant portfolio and its shareholders.

     Conflict with View of Independent Third Party

If, in its review of the Independent Third Party recommendation, TFAI believes that the recommendation is not in the best interests of the Fund client, TFAI will submit to the Board (or a Board Committee) its reasons for disagreeing with the Independent Third Party, as well as full disclosure of any conflict of interest between TFAI or its affiliates and the Fund in connection with the vote, and seek consent of the Board (or Committee) with respect to TFAI's proposed vote.

     Asset Allocation Portfolios

For any asset allocation portfolio managed by TFAI and operated, in whole or in part, as a "fund of funds", TFAI will vote proxies in accordance with the recommendations of the Board(s) of the Fund(s). If any such asset allocation portfolio holds shares of a registered investment company that is not a portfolio of a Fund, TFAI will seek Board (or Committee) consent with respect to TFAI's proposed vote in accordance with the provisions of Section VI.B.

CONFLICTS OF INTEREST BETWEEN TFAI OR ITS AFFILIATES AND THE FUNDS

The TFAI Proxy Voting Policy addresses material conflicts that may arise between TFAI or its affiliates and the Funds by, in every case where TFAI exercises voting discretion, either (i) providing for voting in accordance with the recommendation of the Independent Third Party or Board(s); or (ii) obtaining the consent of the Board (or a Board Committee) with full disclosure of the conflict.

RECORDKEEPING

     Records Generally Maintained

     In accordance with Rule 204-2(c)(2) under the Advisers Act, the Proxy Administrator shall cause TFAI to maintain the following records:

the TFAI Proxy Voting Policy; and records of Fund client requests for TFAI proxy voting information.

     Records for TFAI Exercise of Proxy Voting Authority

     In accordance with Rule 204-2(c)(2) under the Advisers Act, if TFAI exercises proxy voting authority pursuant to Section VI above, TFAI, or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), shall make and maintain the following records:

     proxy statements received regarding matters it has voted on behalf of Fund clients;

     records of votes cast by TFAI; and

     copies of any documents created by TFAI that were material to deciding how to vote proxies on behalf of Fund clients or that memorialize the basis for such a decision.

     If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

     Records Pertaining to Sub-Adviser Proxy Policies

     The Proxy Administrator will cause TFAI and/or a third party as permitted by regulations issued by the Securities and Exchange Commission (such as ISS), to maintain the following records:

     each Sub-Adviser Proxy Policy; and

     the materials delineated in Article V above.

     If TFAI utilizes the services of a third party for maintaining the records above specified, TFAI shall obtain an undertaking from the third party that it will provide the records promptly upon request.

     Time Periods for Record Retention

     All books and records required to maintain under this Section VIII will be maintained in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on the record, the first two years in an appropriate office of TFAI.

PROVISION OF TFAI PROXY POLICY TO FUND CLIENTS

     The Proxy Administrator will provide each Fund's Board (or a Board Committee) a copy of the TFAI Proxy Policy at least once each calendar year.

TRANSAMERICA INVESTMENT MANAGEMENT, LLC

PROXY VOTING POLICY

                                  INTRODUCTION

Normally, clients for which Transamerica Investment Management, LLC ("TIM") has full discretionary investment authority expect TIM to vote proxies in accordance with TIM's Proxy Voting Policy (the "Policy"). As such, TIM will vote on behalf of all accounts for which it has discretionary authority unless clients notify TIM in writing that they have retained the authority to vote their own proxies. Clients may also ask TIM to vote their proxies in accordance with specific Client Proxy guidelines.

                               STATEMENT OF POLICY

It is the policy of TIM to vote proxies in the best interest of its clients at all times.

TIM has proxy voting policy guidelines (the "Guidelines") regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots. The Guidelines are attached to this Policy as Appendix A.

                                 PROXY COMMITTEE

In order to implement and monitor this Policy, TIM shall establish a Proxy Committee (the "Committee"), which will have responsibility for review of proxies voted by or to be voted by TIM, as well as to resolve issues which may arise in the process of voting proxies.

The Committee shall meet at a minimum annually and on an as needed basis. It shall not be required that the Committee members meet in person; in fact, it is contemplated that certain Committee members will take part in meetings via teleconference. The Committee shall consist of at least one Portfolio Manager, a member of the Legal/Compliance department, and other staff members of TIM as may be designated from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

It shall be the Committee's responsibility to ensure that proxy votes are made in accordance with the Policy. Issues shall be raised to the Committee when needed and as appropriate to effectively carry out TIM's proxy decisions. When applicable, the Committee shall review written materials pertinent to the vote at hand and shall hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote. Committee decisions and a record of Committee meetings shall be recorded and maintained by the Legal/Compliance department.

                         USE OF INDEPENDENT THIRD PARTY

TIM will maintain the services of a qualified independent third party (the "Independent Third Party") to provide guidance on proxy voting issues. The Independent Third Party is set forth in Appendix B. TIM will consider the research provided by the Independent Third Party when making voting decisions on proxy issues, however, the final determination on voting rests with TIM.

                  CONFLICTS OF INTEREST BETWEEN TIM AND CLIENTS

TIM recognizes the potential for material conflicts that may arise between its own interests and those of the Clients. To address these concerns, TIM will take one of the following steps to avoid any impropriety or the appearance of impropriety: a) Vote in accordance with the recommendation of the Independent Third Party; or b) Obtain the consent(s) of the Client(s) whose accounts are involved in the conflict.

                    PROVISION OF TIME PROXY POLICY TO CLIENTS

TIM will make available to all Clients a copy of its Policy by maintaining a current version of the Policy on its website (www.timllc.com). Also, a copy of the Policy will be mailed to any Client at any time upon request.

                                   APPENDIX A
                         PROXY VOTING POLICY GUIDELINES

The following is a concise summary of TIM's proxy voting policy guidelines.

1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by TIM's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

It is intended for financing purposes with minimal or no dilution to current shareholders

It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. TIM reviews Executive and Director compensation plans (including broad-based option plans) in the context of the transfer of shareholder wealth. This review encompasses not only a comparison of a plan relative to peer companies, but also on an absolute basis, considering the cost of the plan vs. the operating income and overall profitability of the firm in question.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS Vote AGAINST proposals by management seeking approval to reprice options.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

-    Purchase price is at least 85 percent of fair market value

-    Offering period is 27 months or less, and

-    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity. In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                   APPENDIX B
                             INDEPENDENT THIRD PARTY

The following provider has been selected by TIM to function as the Independent Third Party as set forth in the Policy:

Institutional Shareholder Services, Inc. ("ISS")

                                   APPENDIX C
                               PORTFOLIO MANAGERS

TRANSAMERICA STRATEGIC SELECTION FUND

As of August 1, 2007, Gary U. Rolle, portfolio manager, also manages __ registered investment accounts with assets of over $__; __ pooled accounts with assets of over $__; and __ other accounts with assets of over $__. None of these has an advisory fee based on the performance of the account.

As of August 1, 2007, Heidi Y. Hu, portfolio manager, also manages __ registered investment accounts with assets of over $__; __ pooled accounts with assets of over $__; and __ other accounts with assets of over $__. None of these has an advisory fee based on the performance of the account.

As of August 1, 2007, Michelle E. Stevens, portfolio manager, also manages __ registered investment accounts with assets of over $__; __ pooled accounts with assets of over $__; and __ other accounts with assets of over $__. None of these has an advisory fee based on the performance of the account.

CONFLICTS OF INTEREST

At TIM, individual portfolio managers may manage multiple accounts for multiple clients. In addition to the sub-advisory management of the portfolio, TIM manages separate accounts for institutions and individuals. TIM manages potential conflicts between accounts through its allocation policies and procedures, internal review processes and oversight by senior management and its Management Committee. TIM has developed trade allocation policies to address potential conflicts in situations where two or more accounts participate in investment decisions involving the same securities using procedures that it considers to be fair and equitable.

CONFLICTS OF INTEREST

As of August 1, 2007, Transamerica Investment Management, LLC ("TIM") did not foresee any conflict of interest in the management of the portfolio.

COMPENSATION

As of August 1, 2007, each portfolio manager's compensation consists of a combination of base salary, performance bonus and profit sharing or ownership interest. The portfolio manager's performance-based bonus equals as much as 300% of his base salary. Approximately 80% of the value of such bonus is based on relative rankings of track record and return formulas. A portion of the objective component is necessarily subjective taking into account items including co/multi-management responsibilities, portfolio performance upon assignment, length of time managing the portfolio, and customized client benchmarks when determining the portfolio manager's relative ranking. Up to 20% of such bonus is determined subjectively by a member of the senior management of TIM based on the individual's contribution to company initiatives and the quality of investment ideas he or she generates. A third component of the portfolio manager's overall compensation involves an equity ownership interest in TIM purchased by the individual portfolio manager.

OWNERSHIP OF SECURITIES

As of August 1, 2007, no portfolio manager beneficially owns any shares of the funds and portfolios the portfolio manager manages.

PART C

                                OTHER INFORMATION

Item 23. Exhibits

List all exhibits filed as part of the Registration Statement.

(a)  (1) Certificate of Trust - AEGON/Transamerica Series Trust (9)

     (2)  Declaration of Trust (10)

(b)  Bylaws (10)

(c)  Not applicable

(d)  Investment Advisory Agreements

     (1)  Investment Advisory Agreement (3)

          a.   Investment Advisory Agreement (updated Schedule A dated May 1,
               2007) (16)

          b.   Investment Advisory Agreement (updated Schedule A dated August 1,
               2007) (17)

     (2)  Sub-Advisory Agreement on behalf of Van Kampen Mid-Cap Growth (2)

          a. Amendment to Sub-Advisory Agreement on behalf of Van Kampen Mid-Cap Growth (12)

          b. Amendment to Sub-Advisory Agreement on behalf of Van Kampen Mid-Cap Growth (15)

     (3) Sub-Advisory Agreement on behalf of Federated Market Opportunity (formerly Federated Growth & Income) (2)

          a. Amendment to Sub-Advisory Agreement on behalf of Federated Market Opportunity (16)

     (4) Sub-Advisory Agreement on behalf of BlackRock Large Cap Value (formerly, Mercury Large Cap Value (15)

     (5)  Sub-Advisory Agreement on behalf of Third Avenue Value (2)

     (6)  Sub-Advisory Agreement on behalf of JPMorgan Core Bond (formerly AEGON
          Bond) (3)

          a. Amendment to Sub-Advisory Agreement on behalf of JPMorgan Core Bond (16)

     (7)  Sub-Advisory Agreement on behalf of T. Rowe Price Small Cap (2)

     (8)  Sub-Advisory Agreement on behalf of Marsico Growth (5)

     (9) Sub-Advisory Agreement on behalf of Legg Mason Partners All Cap (formerly Salomon All Cap) (12)

          a. Amendment to Sub-Advisory Agreement on behalf of Legg Mason Partners All Cap (15)

     (10) Sub-Advisory Agreement on behalf of JPMorgan Mid Cap Value (7)

     (11) Sub-Advisory Agreement on behalf of Transamerica Science & Technology (formerly, Great Companies - TechnologySM) (15)

     (12) Sub-Advisory Agreement on behalf of Templeton Transamerica Global (formerly, Templeton Great Companies Global) - Transamerica Investment Management, LLC (15)

          a. Amendment to Sub-Advisory Agreement on behalf of Templeton Transamerica Global - Templeton Investment Counsel, LLC (15)

     (13) Sub-Advisory Agreement on behalf of American Century Large Company Value (4)

          a. Amendment to Sub-Advisory Agreement on behalf of American Century Large Company Value (15)

     (14) Sub-Advisory Agreement on behalf of MFS International Equity (formerly, American Century International) (16)

     (15) Sub-Advisory Agreement on behalf of Munder Net50 (15)

     (16) Sub-Advisory Agreement on behalf of Clarion Global Real Estate Securities (6)

          a. Amendment to Sub-Advisory Agreement on behalf of Clarion Global Real Estate Securities (12)

     (17) Sub-Advisory Agreement on behalf of PIMCO Total Return (3)

     (18) Sub-Advisory Agreement on behalf of Transamerica Convertible Securities and Transamerica Money Market (3)

     (19) Sub-Advisory Agreement on behalf of Van Kampen Large Cap Core (3)

     (20) Sub-Advisory Agreement on behalf of Van Kampen Active International Allocation (3)

          a. Amendment to Sub-Advisory Agreement on behalf of Van Kampen Active International Allocation (15)

     (21) Sub-Advisory Agreement on behalf of T. Rowe Price Equity Income and T. Rowe Price Growth Stock (2)

          a. Amendment to Sub-Advisory Agreement on behalf of T. Rowe Price Equity Income and T. Rowe Price Growth Stock (12)

     (22) Sub-Advisory Agreement on behalf of Capital Guardian Value, Capital Guardian U.S. Equity and Capital Guardian Global (3)

          a. Amendment to Sub-Advisory Agreement on behalf of Capital Guardian Value, Capital Guardian U.S. Equity and Capital Guardian Global
               (12)

     (23) Sub-Advisory Agreement on behalf of Jennison Growth (3)

          a.   Amendment to Sub-Advisory Agreement on behalf of Jennison Growth
               (15)

     (24) Sub-Advisory Agreement on behalf of Transamerica Small/Mid Cap Value
          (7)

     (25) Sub-Advisory Agreement on behalf of Transamerica U.S. Government Securities (3)

     (26) Sub-Advisory Agreement on behalf of JPMorgan Enhanced Index (3)

          a. Amendment to Sub-Advisory Agreement on behalf of JPMorgan Enhanced Index (12)

     (27) Sub-Advisory Agreement on behalf of MFS High Yield (3)

          a.   Amendment to Sub-Advisory Agreement on behalf of MFS High Yield
               (15)

     (28) Sub-Advisory Agreement on behalf of Transamerica Equity (3)

          a. Amendment to Sub-Advisory Agreement on behalf of Transamerica Equity (15)

     (29) Sub-Advisory Agreement on behalf of Transamerica Growth Opportunities and Transamerica Value Balanced (5)

     (30) Sub-Advisory Agreement on behalf of Transamerica Equity II (6)

     (31) Sub-Advisory Agreement on behalf of Transamerica Balanced (7)

     (32) Morningstar Asset Allocation Management Agreement (10)

          a.   Amendment to Asset Allocation Management Agreement (12)

     (33) Sub-Advisory Agreement on behalf of Transamerica Strategic Selection Fund (17)

(e)  Distribution Agreement (2)

          a.   Amendment to Distribution Agreement (16)

(f)  Trustees' Deferred Compensation Plan (15)

(g)  Custodian Agreement (1)

(h)  (1) Administrative Services and Transfer Agency Agreement (1)

          a. Amendment to Administrative Services and Transfer Agency Agreement (8)

     (2)  Expense Limitation Agreement (15)

          a. Schedule A and B to Expense Limitation Agreement dated May 1, 2007 (16)

          b. Schedule A and B to Expense Limitation Agreement dated August 1, 2007 (17)

(i)  Opinion of Counsel (17)

(j)  Consent of Auditor (17)

(k)  Not applicable

(l)  Not applicable

(m)  Plan of Distribution (2)

(n)  Not applicable

(o)  Reserved

(p)  Code of Ethics

     (1)  Transamerica Fund Advisors, Inc. (11)

     (2)  AEGON/Transamerica Series Trust (11)

     SUB-ADVISERS

     (3)  Federated Investment Management Company of Pennsylvania (11)

     (4)  Columbia Management Advisors, LLC (11)

     (5)  Transamerica Investment Management, LLC (11)

     (6)  T. Rowe Price Associates, Inc (11)

     (7)  Van Kampen Asset Management (11)

     (8)  Third Avenue Management LLC (13)

     (9)  American Century Investment Management, Inc. (11)

     (10) Munder Capital Management (12)

     (11) ING Clarion Real Estate Securities (11)

     (12) Jennison Associates LLC (11)

     (13) MFS Investment Management (12)

     (14) Pacific Investment Management Company LLC (11)

     (15) J.P Morgan Investment Management, Inc. (11)

     (16) Morgan Stanley Investment Management, Inc. (11)

     (17) Capital Guardian Trust Company (15)

     (18) Templeton Investment Counsel, LLC (11)

     (19) Morningstar Associates, LLC (11)

     (20) ClearBridge Advisors, LLC (16)

     (21) BlackRock Investment Management, LLC (13)

(q)  Powers of Attorney (14)

----------
(1) Previously filed with Post-Effective Amendment No. 26 to the Registration Statement filed on December 26, 1996 and incorporated herein by reference.

(2) Previously filed with Post-Effective Amendment No. 36 to the Registration Statement filed on April 27, 1999 and incorporated herein by reference.

(3) Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on April 30, 2002 and incorporated herein by reference.

(4) Previously filed with Post-Effective Amendment No. 43 to the Registration Statement filed on February 15, 2001 and incorporated herein by reference.

(5) Previously filed with Post-Effective Amendment No. 56 to the Registration Statement filed on February 28, 2003 and incorporated herein by reference.

(6) Previously filed with Post-Effective Amendment No. 58 to the Registration Statement filed on October 15, 2003 and incorporated herein by reference.

(7) Previously filed with Post-Effective Amendment No. 60 to the Registration Statement filed on April 30, 2004 and incorporated herein by reference.

(8) Previously filed with Post-Effective Amendment No. 62 to the Registration Statement filed on February 25, 2005 and incorporated herein by reference.

(9) Previously filed with Post-Effective Amendment No. 63 to the Registration Statement filed on April 22, 2005 and incorporated herein by reference.

(10) Previously filed with Post-Effective Amendment No. 64 to the Registration Statement filed on June 6, 2005 and incorporated herein by reference.

(11) Previously filed with Transamerica IDEX Mutual Fund's Post-Effective Amendment No. 77 to the Registration Statement filed on March 1, 2006 and incorporated herein by reference (File No. 33-02659).

(12) Previously filed with Post-Effective Amendment No. 66 to the Registration Statement filed on April 28, 2006 and incorporated herein by reference.

(13) Previously filed with Transamerica IDEX Mutual Fund's Post-Effective Amendment No. 81 to the Registration Statement filed on October 13, 2006 (File No. 33-02659)

(14) Previously filed with Post Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on January 31, 2007 and incorporated herein by reference (File No. 333-136346).

(15) Previously filed with Post Effective Amendment No. 67 to the Registration Statement filed on February 28, 2007 and incorporated herein by reference.

(16) Previously filed with Post Effective Amendment No. 68 to the Registration Statement filed on April 30, 2007 and incorporated herein by reference.

(17) To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

     To the knowledge of the Registrant, neither the Registrant nor any series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 25. Indemnification.

     Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Declaration of Trust and Bylaws which are incorporated herein by reference.

     Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

American Century Large Company Value: Sub-Adviser - American Century Investment Management Inc. ("American Century")

     American Century is located at 4500 Main Street, Kansas City, Missouri 64111. James Evans Stowers, Jr. is a Director; James Evans Stowers, III is a Director; William McClellan Lyons is Chairman of the Board; Jonathan Thomas is Chief Financial Officer and Chief Accounting Officer; Maryanne Roepke is Chief Compliance Officer; David C. Tucker is Chief Legal Officer and Senior Vice President; Mark L. Mallon is Chief Executive Officer and Chief Investment Officer.

                                      * * *

BlackRock Large Cap Value: Sub-Adviser - BlackRock Investment Management, LLC ("BlackRock")

     BlackRock is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Laurence Douglas Fink is Chief Executive Officer; Ralph Lewis Schlosstein is President; Steven E. Buller is Chief Financial Officer; Robert Peter Connolly is General Counsel, Secretary and Managing Director; Robert Steven Kapito is Vice Chairman; Henrey Gabbay is Managing Director and Chief Administrative Officer; Bartholomew Angelo Battista is Managing Director and Chief Compliance Officer; John Moran Patrick is Managing Director and Treasurer; and Laurence James Carolan and Kevin Michael Klingert are Managing Directors.

                                      * * *

Capital Guardian Global, Capital Guardian U.S. Equity and Capital Guardian
Value: Sub-Adviser - Capital Guardian Trust Company ("Capital Guardian")

     Capital Guardian is located at 333 South Hope Street, Los Angeles, California 90071. The executive officers include: Michael R. Ericksen, Director; David I. Fisher, Director; William H. Hurt, Chairman & Director; Nancy J. Kyle, Director; Robert Ronus, Director; Theodore R. Samuels, Director; Lionel A. Sauvage, Director; John H. Seiter, Director & Executive Vice President; Eugene
P. Stein, Executive Vice President; Andrew F. Barth, Director; Julius T. Berkemeir, Vice President; James S. Kong, Senior Vice President; Karin L. Larson Director; Louise M. Moriarty, Senior Vice President; Shelby Notkin, Senior Vice President.

                                      * * *

Clarion Real Estate Securities: Sub-Adviser - ING Clarion Global Real Estate Securities ("Clarion")

     Clarion is located at 259 North Radnor-Chester Road, Suite 205, Radnor, Pennsylvania 19087. Its officers are: T. Ritson Ferguson, Executive Officer/Chief Investment Officer; Jarrett B. Kling, Executive Officer; Stephen
J. Furnary, Executive Officer; Charles Grossman, Executive Officer; G. Stephen Cordes, Executive Officer and Jeffrey A. Barclay, Executive Officer.

                                      * * *

Federated Market Opportunity: Sub-Adviser - Federated Equity Management Company of Pennsylvania ("Federated")

     Federated is located at Federated Investors Tower, 1001 Liberty Avenue, 25th Floor, Pittsburgh, Pennsylvania 15222-3779. It is a subsidiary of Federated Investors, Inc. Federated serves as investment adviser to a number of investment companies and private accounts. Total assets under management by Federated and other subsidiaries of Federated Investors, Inc. is approximately $228 billion. The Trustees of Federated, their position with Federated, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee and Chairman (Chief Executive Officer and Trustee, Federated Investors, Inc.; Chairman and Director, Federated Investment Management Company, Federated Advisory Services Company, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Investment Counseling, Federated Asset Management GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee, Chief Executive Officer and President (Trustee, Chief Executive Officer and President of Federated Investment Management Company, Federated Advisory Services Company, Federatted Global Investment Management Corp., Federated MDTA LLS.; Trustee and President - Investment Research, Federated Investment Counseling; Chief Executive Officer and President, Passport Research, Ltd.); Thomas R. Donahue, Trustee and Treasurer (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investors Trust Company, Federated Services Company and Federated Shareholder Services Company; Trustee and Executive Vice President, Federated Securities Corp.; Director and President, FII Holdings, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.; Trustee, Federated MDTA LLC.); Stephen F. Auth, Executive Vice President (Executive Vice President, Federated Advisory Services

Company, Federated Global Investment Management Corp. and Federated Investment Counseling); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Advisory Services Company, Federated Investment Counseling, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bavard, 107
W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779.

     The remaining Officer of Federated is Secretary and Vice President: G. Andrew Bonnewell.

     The business address of each of the Officers of Federated is Federated Investors Tower, 1001 Liberty Avenue, 25th Floor, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

                                      * * *

Jennison Growth: Sub-Adviser - Jennison Associates LLC ("Jennison")

     Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company, which is a direct, wholly owned subsidiary of Prudential Financial Inc. Jennison provides investment supervisory services to its clients, which are comprised primarily of qualified and non-qualified plans, foundations, endowments, mutual funds, private investment companies and other institutional clients.

     The business and other connections of Jennison Associates LLC's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, New York 10017.

NAME AND ADDRESS                   PRINCIPAL OCCUPATION
----------------                   --------------------
Dennis M. Kass                     Director, Chairman and Chief Executive
                                   Officer, Jennison. Chairman and Manager,
                                   Quantitative Management Associates LLC
                                   ("QM"). Director and Vice President,
                                   Prudential Investment Management, Inc.
                                   ("PIM"). Signatory Second Vice President, The
                                   Prudential Insurance Company of America
                                   ("PICA").

Spiros Segalas                     Director, President and Chief Investment
                                   Officer, Jennison.

Mehdi A. Mahmud                    Director, Vice Chairman, Executive Vice
                                   President and Chief Operating Officer,
                                   Jennison.

Timothy Knierim                    Director, Jennison. Assistant Secretary, PIM
Gateway Center Three, 15th Floor   Warehouse, Inc. ("PIMW"). Secretary and Vice
100 Mulberry Street                President, Residential Information Services,
Newark, New Jersey 07102           Inc. Vice President, PIM. Manager, QM.

Bernard B. Winograd                Director, Jennison. Director, Chief Executive
Gateway Center Three, 15th Floor   Officer and President, PIM. Director and Vice
100 Mulberry Street                President, Prudential Asset Management
Newark, New Jersey 07102           Holding Company. Director and Chairman, PIMW.
                                   Director and Chairman, PIC Holdings Limited.
                                   Executive Vice President, Prudential
                                   Investment Management Services LLC. Director
                                   and President, PIM Investments, Inc.
                                   President, PIM Foreign Investments, Inc.
                                   Manager, QM.

Ronald K. Andrews                  Director, Jennison. Senior Vice President,
Gateway Center Three, 15th Floor   Prudential Investments LLC. Senior Vice
100 Mulberry Street                President, American Skandia Advisory
Newark, New Jersey  07102          Services, Inc. Manager, QM.

Mirry M. Hwang                     Secretary, Vice President and Corporate
                                   Counsel, Jennison.

Joseph M. Carrabes                 Executive Vice President, Jennison.
1000 Winter Street, Suite 4900
Waltham, Massachusetts 02451

Kenneth Moore                      Treasurer, Executive Vice President and Chief
                                   Financial Officer, Jennison. Chief Financial
                                   Officer, Manager and Vice President, QM. Vice
                                   President, PIM. Director, Prudential Trust
                                   Company ("PTC"). Signatory Second Vice
                                   President, PICA.

Stuart S. Parker                   Executive Vice President, Jennison. Vice
                                   President, QM.

Leslie S. Rolison                  Senior Vice President, Jennison. Vice
                                   President, QM.

                                      * * *

JPMorgan Enhanced Index, JPMorgan Mid Cap Value: Sub-Adviser - J.P. Morgan Investment Management Inc. and JPMorgan Core Bond: - JPMorgan Investment Advisors Inc. ("J.P. Morgan")

     J.P. Morgan is a wholly owned subsidiary of JPMorgan Chase & Co. J.P. Morgan provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

     The directors and principal officers of J.P. Morgan are listed below. Unless otherwise indicated, each director and officer has a principal business address of 245 Park Avenue, New York, New York 10167: Evelyn V. Guernsey, Managing Director, Director and President; George C.W. Gatch, Director, Managing Director; Lawrence Unrein, Director, Managing Director; Head of Private Equity and Hedge Funds; Seth P. Bernstein, Managing Director, Global Head of Fixed Income; Clive S. Brown, Director, Managing Director, Head of International Business; Iiman A. Pappas, Managing Director, Treasurer; Joseph K. Azelby, Managing Director, Head of Real Estate; Susan M. Canning, Vice President.

     JPMorgan Investment Advisors Inc. is located at 1111 Polaris Parkway, Suite B2, Columbus, Ohio 43240.

                                      * * *

Legg Mason Partners All Cap: Sub-Adviser - ClearBridge Advisors, LLC ("ClearBridge")

     ClearBridge, located at 399 Park Avenue, New York, New York, 10022, serves as sub-adviser to Legg Mason Partners All Cap. The directors and officers are as follows: Terrence James Murphy is Chief Administrative Officer; Brian Scott Posner is President, Chief Executive Officer and Co-Chief Investment Officer, Harry David Cohen is Co-Chief Investment Officer; Barbara Brooke Manning is Chief Compliance Officer; Timothy Charles Scheve, Mark Raymond Fetting and Peter Lanning Bain are Directors.

                                      * * *

Marsico Growth: Sub-Adviser - Columbia Management Advisors, LLC ("CMA")

     CMA is located at 100 Federal Street, Boston, MA 02110. Keith T. Banks, Chairman, President, Chief Executive Officer, Chief Investment Officer and Manager; Andrei G. Magasiner, Chief Financial Officer; Christopher L. Wilson, Head of Mutual Funds and Manager for CMA; Linda J. Wondrack, Chief Compliance Officer.

                                      * * *

MFS High Yield and MFS International Equity: Sub-Adviser - MFS Investment Management ("MFS")

     MFS is located at 500 Boylston Street, Boston, Massachusetts 02116. The Directors of MFS are Robert C. Pozen, Robert J. Manning, Martin E. Beaulieu, Robin A. Stelmach, Donald A. Stewart, James C. Baillie, Ronald W. Osborne and William K. O'Brien. Robert C. Pozen is the Chairman; Mr. Manning is Chief Executive Officer, Chief Investment Officer, and President; Mr. Beaulieu is Executive Vice President and Director of Global Distribution; Robin A. Stelmach is Executive Vice President and Chief Operating Officer; Maria D. Dwyer is Executive Vice President ,Chief Regulatory Officer and Chief Compliance Officer; Mark N. Polebaum is an Executive Vice President, General Counsel and Secretary; Mitchell C. Freestone, Ethan D. Corey, Mark D. Kaplan, Jeremy Kream and Susan S. Newton are Assistant Secretaries; Michael W. Roberge is an Executive Vice President, Chief Investment Officer-U.S. Investments and Co-Director of Global Research; David A. Antonelli is an Executive Vice President, Chief Investment Officer-Non U.S. and Global Equity Investments and Co-Director of Global Research; Deborah H. Miller is an Executive Vice President and Director of Equity Quantitative Research; Paul T. Kirwan is an Executive Vice President, Chief Financial Officer and Treasurer; and Joseph E. Lynch is the Assistant Treasurer.

                                      * * *

Munder Net50: Sub-Adviser - Munder Capital Management ("Munder")

     Munder, located at 480 Pierce Street, Birmingham, MI 48009, performs investment advisory services for investment companies and institutional and individual investors. The partners of Munder are WAM Holdings, Inc. ("WAM"), WAM Holdings II, Inc. ("WAM II") and Munder Group, LLC. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held band holding company. Comerica Incorporated, through its subsidiary Comerica Bank, owns or controls approximately 96% of the partnership interests in the Sub-Adviser (87% on a fully diluted basis). Executive Officers of Munder include: Dennis J. Moordian, Chief Executive Officer, who also serves as Executive Vice President - Wealth and Institutional Management of Comerica Incorporated; Enrique Chang, President and Chief Executive Officer, who also serves as President and Principal Executive Officer of The Munder Funds, Executive Vice President, Investment

Management and Chief Investment Officer of Comerica Bank and President of Pierce Street Advisors, LLC; Peter K. Hoglund, Managing Director, Chief Administrative Officer, who also serves as Vice President and Principal Financial Officer of The Munder Funds, and Chief Administrative Officer of Pierce Street Advisors, LLC; Todd B. Johnson, Managing Director, Chief Investment Officer, Passive, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of THE BISYS Group, Inc.; Peter G. Root, Managing Director, Chief Investment Officer - Fixed Income, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; Stephen J. Shenkenberg, Managing Director, General Counsel and Chief Compliance Officer, who also serves as Vice President, Secretary, Chief Legal Officer and Chief Compliance Officer of The Munder Funds, General Counsel and Chief Compliance Officer of Pierce Street Advisors, LLC, and is a Registered Representative Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; John S. Adams, Managing Director, Chief Investment Officer, Equities, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; Sharon E. Fayolle, Managing Director, Cash Management, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; Anne K. Kennedy, Managing Director, Institutional Investment Services, who is also a Registered Representative for Funds Distributor, Inc., an affiliate of The BISYS Group, Inc.; and Beth Obear, Managing Director, Human Resources.

                                      * * *

PIMCO Total Return: Sub-Adviser - Pacific Investment Management Co LLC ("PIMCO")

     PIMCO is located at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660. Officers and Executive Officers of PIMCO are as follows:
Tammie J. Arnold, William R. Benz, John B. Brynjolfsson, Wendy W. Cupps, Chris
P. Dialynas, Mohamed A. El-Erian, William H. Gross (EC), Pasi M. Hamalainen, Brent R. Harris (EC), Douglas M. Hodge (Tokyo), Brent L. Holden (EC), Margaret
E. Isberg, James M. Keller, Raymond G. Kennedy, John S. Loftus, Sudesh N. Mariappa, Scott A. Mather (Munich), Paul A. McCulley, Joseph McDevitt (London), James F. Muzzy, Mohan V. Phansalkar, William F. Podlich (Consulting), William C. Powers (EC), Ernest L. Schmider, W. Scott Simon, William S. Thompson (EC), Richard M. Weil (EC), Changhong Zhu; William S. Thompson, Chief Executive Officer; William H. Gross, Chief Investment Officer; John C. Maney, Chief Financial Officer; Mohan V. Phansalkar, Chief Legal Officer; Richard M. Weil, Chief Operating Officer; Denise C. Seliga, Chief Compliance Officer; R. Wesley Burns, Director.

EC = Executive Committee of PIMCO

                                      * * *

Templeton Transamerica Global: Co-Sub-Adviser - Templeton Investment Counsel, LLC ("Templeton")

     Templeton is located at 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394

     The executive officers of Templeton are as follows: Donald F. Reed, CEO; Gary P. Motyl, President; Gregory E. McGowan, Executive Vice President; Tracy A. Harrington, Sr. Vice President - Institutional Marketing Support; Charles R. Hutchens, Sr. Vice President & Director Client Services; Peter A. Nori, Executive Vice President & Portfolio Manager - Research Analyst; Cindy L. Sweeting, Executive Vice President & Director of Research; Edgerton T. Scott, Sr. Vice President; Antonio Docal, Sr. Vice President; Michael J. Corcoran, Vice President & Controller; Timothy S. Stearns, Chief Compliance Officer; Guang Yang, Sr. Vice President; Barbara J. Green, Secretary.

                                      * * *

Third Avenue Value: Sub-Adviser - Third Avenue Management LLC ("TAM")

     TAM is a Delaware Limited Liability Company located at 622 Third Avenue, New York, New York, 10017.

     The parent company of Third Avenue is Third Avenue Holdings Delaware LLC, 60% of the interests of which is indirectly owned by Affiliated Managers Group, Inc. and the remaining 40% of which is owned by the senior management of Third Avenue, certain key employees of the sub-adviser and the children of Martin J. Whitman. The officers of Third Avenue are Martin J. Whitman, Co-Chief Investment Officer of Third Avenue; Chairman of Third Avenue Trust; Chairman of Third Avenue Variable Series Trust; Member of the Board of Directors of Danielson Holding Corporation, and Nabors Industries, Inc.; David M. Barse, President and CEO of Third Avenue; President, CEO and Trustee of Third Avenue Trust; Chief Executive Officer of M.J. Whitman LLC, and Director of Danielson Holding Corporation and American Capital Access Holdings, Inc.; Michael T. Carney, Chief Financial Officer of Third Avenue, M.J. Whitman LLC, Third Avenue Trust and Third Avenue Variable Series Trust. Willard J. Hall, General Counsel and Secretary of Third Avenue, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC. Unless otherwise indicated, each Chief Operating Officer has held the positions listed at Third Avenue or its predecessor for at least the past two years.

                                      * * *

T. Rowe Price Equity Income, T. Rowe Price Small Cap and T. Rowe Price Growth
Stock: Sub-Adviser - T. Rowe Price Associates, Inc. ("T. Rowe")

     T. Rowe is located at 100 East Pratt Street, Baltimore, MD 21202. Directors of T. Rowe are: Edward C. Bernard; James A.C. Kennedy; William T. Reynolds; James S. Riepe; George A. Roche; and David Testa.

                                      * * *

Transamerica Fund Advisors, Inc.

     Transamerica Fund Advisors, Inc. ("TFAI"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is principally engaged in offering investment advisory services. The only businesses, professions, vocations or employments of a substantial nature of John K. Carter, Christopher A. Staples, and Dennis P. Gallagher, directors of TFAI, are described in the Statement of Additional Information under the section entitled "Management of the Trust." Additionally, the following describes the principal occupation of another person who serves as an executive officer of TFAI: Carol A. Sterlacci, Vice President and Treasurer of Transamerica Fund Services, Inc. and other related entities.

                                      * * *

Transamerica Balanced, Transamerica Convertible Securities, Transamerica Equity, Transamerica Equity II, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Science & Technology, Transamerica Small/Mid Cap Value, Transamerica U.S. Government Securities, Transamerica Value Balanced and Transamerica Strategic Selection Fund: Sub-Adviser - Transamerica Investment Management, LLC ("TIM"). TIM is also Co-Sub-Adviser of Templeton Transamerica Global.

     TIM is located at 11111 Santa Monica Boulevard., Suite 820, Los Angeles, California 90025 The officers are Gary U. Rolle, Principal, Managing Director, Chief Investment Officer, Board Member; John C. Riazzi, Principal, Managing Director, Board Member; Michelle E. Stevens, Principal, Managing Director; Heidi
Y. Hu, Principal, Managing Director; David W. Lubchenco, Principal, Managing Director; Bradley C. Slocum, Principal, Managing Director; Larry N. Norman, Board Member; Paula G. Nelson, Board Member, Geoffrey I. Edelstein, Principal, Managing Director, Board Member; Gregory S. Weirick, Principal, Managing Director; Emme Devonish, Vice President, Chief Compliance Officer; Steve Rack, Vice President - Technology; and Travis S. Weimer, Controller.

                                     * * *

Van Kampen Mid-Cap Growth: Sub-Adviser - Van Kampen Asset Management; Van Kampen Large Cap Core and Van Kampen Active International Allocation: Sub-Adviser - Morgan Stanley Investment Management Inc.

     Van Kampen Asset Management serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are: Mitchell M. Merin, Chairman, President, Chief Executive Officer and Director of the sub-adviser, and Van Kampen; A. Thomas Smith III, Managing Director and a Director of the sub-adviser, VK Adviser and Van Kampen; David M. Swanson, Chief Operating Officer and Director of the sub-adviser, Van Kampen; Joseph J. McAlinden, Managing Director and Chief Investment Officer of the sub-adviser and Van Kampen; John L. Sullivan, Managing Director and Director of the sub-adviser and Van Kampen; Edward C. Wood, III, Managing Director and Chief Administrative Officer of the sub-adviser and Van Kampen; Alexander C. Frank, Treasurer of the sub-adviser and Van Kampen; Walter E. Rein, Executive Director and Chief Financial Officer of the sub-adviser and Van Kampen; Stefanie Chang Yu, Secretary of the sub-adviser and Van Kampen. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of Messrs. Rein, Sullivan, Swanson and Wood is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555. The address of Messrs. Merin, McAlinden, Smith and Ms. Chang Yu is 1221 Avenue of the Americas, New York, New York 10020. The address of Mr. Frank is 750 7th Avenue, New York, New York 10019.

Item 27. Principal Underwriter

(a) Transamerica Capital, Inc. ("TCI") is the principal underwriter for ATST. TCI, whose address is 4600 South Syracuse Street, Denver, Colorado 80287, currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.

(b)  Directors and Officers of TCI:

                                     POSITIONS AND OFFICES         POSITIONS AND OFFICES
       NAME         LOCATION            WITH UNDERWRITER              WITH REGISTRANT
       ----         --------   ---------------------------------   ---------------------
Larry N. Norman        (1)     Director                                    N/A

Paula G. Nelson        (2)     Director, President and Chief               N/A
                               Executive Officer

Phillip S. Eckman      (2)     Director                                    N/A

John Mallet            (1)     Director                                    N/A

Brenda Gempler         (2)     Managing Director                           N/A

Lon Olejniczak         (1)     Managing Director                           N/A

Jon Romer              (3)     Managing Director                           N/A

Geoff Southwell        (4)     Managing Director                           N/A

Frank A. Camp          (1)     Corporate Secretary                         N/A

Courtney John          (5)     Chief Compliance Officer                    N/A

Linda Gilmer           (1)     Executive Vice President, Finance           N/A

Michael Brandsma       (5)     Managing Director and Executive             N/A
                               Vice President

Robert Frederick       (1)     Managing Director and Executive             N/A
                               Vice President

Jay Hewitt             (2)     Managing Director and Executive             N/A
                               Vice President

(1)  4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2)  600 South Highway 169, Suite 1800, Minneapolis, MN 55426

(3)  11111 Santa Monica Boulevard, Suite 820, Los Angeles, CA 90025

(4)  14137 Bankside Drive, Huntersville, NC 28078

(5)  4600 Syracuse Street, Suite 1100, Denver, CO 80237

Item 28. Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of Transamerica Fund Advisors, Inc. and Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg, Florida 33716, or at the offices of the Fund's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02111.

Item 29. Management Services.

     Not applicable

Item 30. Undertakings.

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AEGON/Transamerica Series Trust, has duly caused this Post-Effective Amendment No. 69 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the city of St. Petersburg, state of Florida, on the 17th day of May, 2007.

                                       AEGON/TRANSAMERICA SERIES TRUST


                                       By: /s/ John K. Carter
                                           ------------------------------------
                                           John K. Carter
                                           President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 69 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                     Signature and Title                            Date
                     -------------------                        ------------


/s/ Peter R. Brown                Chairperson and Trustee       May 17, 2007
-------------------------------
Peter R. Brown*


/s/ Daniel Calabria               Trustee                       May 17, 2007
-------------------------------
Daniel Calabria*


/s/ John K. Carter                Trustee                       May 17, 2007
-------------------------------
John K. Carter


/s/ Janice B. Case                Trustee                       May 17, 2007
-------------------------------
Janice B. Case*


/s/ Charles C. Harris             Trustee                       May 17, 2007
-------------------------------
Charles C. Harris*


/s/ Leo J. Hill                   Trustee                       May 17, 2007
-------------------------------
Leo J. Hill*


/s/ Russell A. Kimball, Jr.       Trustee                       May 17, 2007
-------------------------------
Russell A. Kimball, Jr.*


/s/ Norm R. Nielsen               Trustee                       May 17, 2007
-------------------------------
Norm R. Nielsen*


/s/ William W. Short, Jr.         Trustee                       May 17, 2007
-------------------------------
William W. Short, Jr.*


/s/ John W. Waechter              Trustee                       May 17, 2007
-------------------------------
John W. Waechter*


/s/ Glenn E. Brightman            Senior Vice President and     May 17, 2007
-------------------------------   Principal Financial Officer
Glenn E. Brightman


/s/ Dennis P. Gallagher
-------------------------------
* Signed by Dennis P. Gallagher
  as Attorney-in-fact

                              WASHINGTON, DC 20549
                       SECURITIES AND EXCHANGE COMMISSION

                                  EXHIBIT INDEX

                         AEGON/TRANSAMERICA SERIES TRUST
                           REGISTRATION NO. 033-00507

                      Exhibits will be filed by amendment.